As filed with the Securities and Exchange Commission on January 25, 1999
                                                        Registration No. 33-____

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No.___ [ ] Post-Effective Amendment No.___

                        INVESCO INTERNATIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Susan M. Casey, Esq.
                             Anil D. Aggarwal, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

     Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

     Title of securities being registered: Common stock, par value $0.01 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                        INVESCO INTERNATIONAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

INVESCO INTERNATIONAL FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                               Prospectus/Proxy
and Caption                                   Statement Caption
---------------                               -----------------

1.    Beginning of Registration Statement     Cover Page
      and Outside Front Cover Page of
      Prospectus

2.    Beginning and Outside Back Cover Page   Table of Contents
      of Prospectus

3.    Synopsis Information and Risk Factors   Synopsis;  Comparison of Principal
                                              Risk Factors

4.    Information About the Transaction       Synopsis; The Proposed Transaction

5.    Information About the Registrant        Synopsis; Comparison  of Principal
                                              Risk  Factors; Miscellaneous;  See
                                              also,  the Prospectus  for INVESCO
                                              International  Blue   Chip   Fund,
                                              dated  March  1,  1999, previously
                                              filed on  EDGAR, Accession  Number
                                              0000906334-98-000019.

6.    Information About the Company Being     Synopsis; Comparison  of Principal
      Acquired                                Risk  Factors; Miscellaneous;  See
                                              also,  the  Prospectus for INVESCO
                                              International  Growth Fund,  dated
                                              March 1, 1999, previously filed on
                                              EDGAR,  Accession  Number
                                              0000906334-98-000019.

7.    Voting Information                      Voting Information

8.    Interest of Certain Persons and Experts Not Applicable

9.    Additional Information Required for     Not Applicable
      Re-offering by Persons Deemed to be
      Underwriters

Part B Item No.                               Statement of Additional
and Caption                                   Information Caption
---------------                               -----------------------

10.   Cover Page                              Cover Page

11.   Table of Contents                       Not Applicable

12.   Additional Information About the        Statement       of      Additional
      Registrant                              Information       of       INVESCO
                                              International   Blue  Chip   Fund,
                                              dated  March 1,  1999,  previously
                                              filed on EDGAR,  Accession  Number
                                              0000906334-98-000019.

13.   Additional Information About the        Statement       of      Additional
      Company Being Acquired                  Information       of       INVESCO
                                              International  Growth Fund,  dated
                                              March 1, 1999, previously filed on
                                              EDGAR, Accession Number
                                              0000906334-98-000019.

14.   Financial Statements                    Annual     Report   of     INVESCO
                                              International  Blue Chip  Fund for
                                              Fiscal  Period  Ended October  31,
                                              1998,  previously filed on  EDGAR,
                                              Accession  Number   0000906334-98-
                                              000018; Annual Report  of  INVESCO
                                              International   Growth   Fund  for
                                              Fiscal   Year  Ended  October  31,
                                              1998, previously  filed  on EDGAR,
                                              Accession  Number   0000906334-98-
                                              000018.

     Part C
     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        INVESCO INTERNATIONAL FUNDS, INC.


                                     PART A

                       INVESCO INTERNATIONAL GROWTH FUND

                 (a series of INVESCO International Funds, Inc.)
                  ---------------------------------------------


                                March __, 1999


Dear INVESCO International Growth Fund Shareholder:

     The attached proxy materials describe a proposal that INVESCO International Growth Fund ("Growth Fund") reorganize and become part of INVESCO International Blue Chip Fund ("Blue Chip Fund"). If the proposal is approved and implemented, each shareholder of Growth Fund will automatically become a shareholder of Blue Chip Fund.

     The attached proxy materials also describe other proposals to approve certain changes in the fundamental investment restrictions of Growth Fund (if the reorganization is not approved, or cannot be completed for some other reason), to elect directors, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of Growth Fund.

     YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR ALL PROPOSALS. The board believes that combining the two Funds will benefit Growth Fund's shareholders by providing them with a portfolio that has an investment objective that is substantially identical to that of Growth Fund, that has a similar investment strategy and that, both before and after taking into account voluntary fee waivers and expense reimbursements, will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are also being asked to approve certain changes to the fundamental investment restrictions of Growth Fund that will update and streamline the restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds, as well as the proposed changes in fundamental investment restrictions and the other matters you are being asked to vote upon.

     YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Growth Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by mail, by telephone, by facsimile, through the Internet, or in person.


                                          Very truly yours,



                                          /s/ Mark H. Williamson
                                          -----------------------
                                          Mark H. Williamson
                                          President
                                          INVESCO International Growth Fund

[HEADLINE] WHAT YOU SHOULD KNOW ABOUT
THIS PROPOSED FUND MERGER

March 23, 1999

INVESCO AND THE FUND'S BOARD OF DIRECTORS ENCOURAGE YOU TO READ THE ENCLOSED PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A BRIEF OVERVIEW OF THE KEY ISSUE.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that shareholders of INVESCO International Growth Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, INTERNATIONAL GROWTH FUND WILL MERGE with another, similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO INTERNATIONAL BLUE CHIP FUND. Whether or not shareholders decide they wish to merge the Funds, there are other matters of business to be considered. So, no matter how you choose to vote on the proposed merger, please do review all of the other proposals and vote on them as well.

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are three key potential advantages:

INTERNATIONAL BLUE CHIP GROWTH FUND IS MANAGED BY AN AWARD-WINNING TEAM OF INTERNATIONAL INVESTING EXPERTS with INVESCO Global Asset Management.

o By combining the Funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.

o These LOWER COSTS MAY LEAD TO STRONGER PERFORMANCE, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment goals of the Funds are basically the same: They both seek high total return through capital appreciation and current income. Each invests primarily overseas. In general, the Funds are subject to similar risks and offer similar opportunities for growth and income. There are some differences in investment strategy:

o INTERNATIONAL GROWTH FUND may invest in the stocks of any size company. This Fund may also invest in debt securities, while International Blue Chip Fund currently cannot.

o Through a bottom-up stock analysis process, INTERNATIONAL BLUE CHIP FUND specifically focuses on large-capitalization stocks of high quality companies, which may experience less price volatility than smaller-cap stocks. In addition, the managers of this Fund enjoy greater investment flexibility; for instance, they may use certain financial instruments to hedge the portfolio and further help reduce risk.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing Date will be set for the reorganization. Shareholders will receive full and fractional shares of International Blue Chip Fund equal in value to the shares of International Growth Fund that they owned on the Closing Date.

The net asset value per share of International Blue Chip Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a transaction where you direct INVESCO to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of a reorganization. So you will not have reportable capital gains or losses due to the reorganization.

However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.

WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

The Board believes you should vote in favor of the reorganization. More important, though, the directors recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of International Growth Fund shares will be represented at the Fund's special shareholders meeting.

WHERE DO I GET MORE INFORMATION ABOUT INVESCO INTERNATIONAL BLUE CHIP FUND?

o Please visit our Web site at WWW.INVESCO.COM

o Or call Investor Services toll-free at 1-800-646-8372

[BACK COVER] YOU SHOULD KNOW WHAT INVESCO KNOWS

At INVESCO, we've built a global reputation on professional investment management. Some of the world's largest institutions and more than a million individuals rely on our knowledgeable investment specialists for effective management of their portfolios. INVESCO provides investors the perspective gained from more than 65 years of helping clients seek their financial goals. The heart of INVESCO's business is to provide strong core mutual fund portfolios designed as solid foundations for our clients' investments. We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies you want to pursue -- both for your core investments as well as to meet special needs. And we offer award-winning service to help you better take advantage of our investment expertise. Call us to learn more about your choices at INVESCO.

             INVESCO INTERNATIONAL GROWTH FUND (A SERIES OF INVESCO
                           INTERNATIONAL FUNDS, INC.)

                                  ------------

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999

                                  ------------


To The Shareholders:

     A special meeting of shareholders of the INVESCO International Growth Fund ("Growth Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the office of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, for the following purposes:

     (1) To approve a Plan of Reorganization and Termination under which the INVESCO International Blue Chip Fund ("Blue Chip Fund"), another series of International Funds would acquire all of the assets of Growth Fund in exchange solely for shares of Blue Chip Fund and the assumption by Blue Chip Fund of all of Growth Fund's liabilities, followed by the distribution of those shares to the shareholders of Growth Fund, all as described in the accompanying Prospectus/Proxy Statement;

     (2) To approve certain changes to the fundamental investment restrictions of Growth Fund;

     (3) To elect a board of directors of International Funds;

     (4) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Growth Fund, Inc.; and

     (5) To transact such other business as may properly come before the meeting or any adjournment thereof.

     You are entitled to vote at the meeting and any adjournment thereof if you owned shares of Growth Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                    By order of the board of directors,


                                    Glen A. Payne
                                    Secretary




March ___, 1999
Denver, Colorado


YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

     Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by mail, by telephone, through the Internet, by facsimile machine, or in person. To vote by telephone, please call the toll-free number listed on the enclosed proxy card(s). Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access www.___.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800______. If we do not receive your completed proxy cards after several weeks, you may be contacted by our proxy solicitor, [name of proxy solicitor company]. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call [name of proxy solicitor company] directly at [1-800-_____, extension ___,] and vote by phone.

     Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.

                        INVESCO INTERNATIONAL GROWTH FUND
                (a series of INVESCO INTERNATIONAL FUNDS, INC.)
                 ---------------------------------------------

                             7800 East Union Avenue
                             DEnver, Colorado 80237
                           (Toll Free) 1-800-646-8372

                           PROSPECTUS/PROXY STATEMENT
                                 March __, 1999


     This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO International Growth Fund ("Growth Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), in connection with the solicitation of proxies by its Board for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

     As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, the INVESCO International Blue Chip Fund ("Blue Chip Fund"), another series of International Funds, would acquire all of the assets of Growth Fund in exchange solely for shares of Blue Chip Fund and the assumption by Blue Chip Fund of all of the liabilities of Growth Fund. Those shares of Blue Chip Fund would then be distributed to the shareholders of Growth Fund, so that each shareholder of Growth Fund would receive a number of full and fractional shares of Blue Chip Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Growth Fund. As soon as practicable following the distribution of shares, Growth Fund will be terminated.

     Blue Chip Fund is a diversified series of International Funds, which is an open-end management investment company. Blue Chip Fund's investment objective is to achieve a high total return through long-term capital appreciation and current income.

     This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Blue Chip Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March __, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Growth Fund, each dated March 1, 1999, and Growth Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1998, have been filed with the SEC and are incorporated herein by reference. A Prospectus and a Statement of Additional Information for Blue Chip Fund, each dated March 1, 1999, and Blue Chip Fund's Annual Report to Shareholders for the fiscal period ended October 31, 1998, have been filed with the SEC and also are incorporated herein by reference. Copies of Blue Chip Fund's Prospectus and Annual Report to Shareholders accompany this

Proxy Statement. Copies of the other referenced documents, as well as Growth Fund's Annual Report to Shareholders for the fiscal year period October 31, 1998, may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-646-8372.

     The Securities and Exchange Commission ("SEC") maintains a website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding Blue Chip Fund and Growth Fund.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE BLUE CHIP FUND OR
DETERMINED   WHETHER  THIS  PROXY   STATEMENT  IS  ACCURATE  OR  COMPLETE.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

VOTING INFORMATION.............................................................1

PART I: THE REORGANIZATION.....................................................4

    PROPOSAL 1.  To approve a Plan of Reorganization and Termination under which Blue Chip Fund would acquire all of the
    assets of Growth Fund in exchange solely for shares of Blue Chip Fund and the assumption by Blue Chip Fund of all of Growth Fund's liabilities followed by the distribution of those shares to the shareholders of
    Growth Fund................................................................4

    Synopsis.................................................................. 4
    Comparison of Principal Risk Factors .....................................12
    The Proposed Transaction..................................................14

PART II:    PROPOSED ROUTINE ORGANIZATIONAL MATTERS AND
            MODIFICATIONS TO FUNDAMENTAL INVESTMENT
            LIMITATIONS.......................................................19

    PROPOSAL 2.  To approve amendments to the fundamental investment restrictions of Growth Fund...............................................19

        a. Modification of fundamental restriction on industry concentration..20
        b. Modification of fundamental restriction on issuer diversification..21
        c. Modification of fundamental restriction on underwriting............22
        d. Elimination of fundamental restriction on investing in companies for the purpose of exercising control or management..........22
        e.  Modification of fundamental  restriction on borrowing and adoption of non-fundamental restriction on borrowing..................22
        f.  Modification  of  fundamental restriction on the issuance of senior securities............................................23
        g.  Elimination of fundamental restrictions on mortgaging, pledging or hypothecating securities.....................................24
        h.  Elimination of fundamental restriction concerning short sales and margin purchases.............................................24
        i.   Modification of fundamental restriction on real estate
                 investment...................................................25
        j.   Modification of fundamental restriction on loans.................25
        k.   Modification of fundamental restriction on investing
                 in commodities...............................................26
        l.  Modification  of fundamental restriction regarding investing in another investment company and adoption of a
                 non-fundamental restriction regarding investment in
                 securities issued by other investment companies..............27
        m.  Elimination of fundamental restriction on investing in illiquid securities and adoption of non-fundamental
                 restriction on investing in illiquid securities .............28

    PROPOSAL 3.  To elect a Board of Directors of International Funds.........29

    PROPOSAL 4. To ratify the selection of
    PricewaterhouseCoopers LLP as Independent Accountants of the Fund.........35

OTHER BUSINESS................................................................36

INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR,
AND AFFILIATED COMPANIES......................................................36

MISCELLANEOUS.................................................................37
    Available Information.....................................................37
    Legal Matters.............................................................38
    Experts...................................................................38

APPENDIX A: PLAN OF REORGANIZATION AND TERMINATION.......................... A-1

APPENDIX B: PRINCIPAL SHAREHOLDERS.......................................... B-1

                       INVESCO INTERNATIONAL GROWTH FUND
                (a series of INVESCO International Funds, Inc.)
                 ---------------------------------------------

                                 -----------

                          PROSPECTUS/PROXY STATEMENT

                       SPECIAL MEETING OF SHAREHOLDERS
                                 May 20, 1999
                                 -----------


                              VOTING INFORMATION

     This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO International Growth Fund ("Growth Fund"), a series of INVESCO International Funds, Inc. ("International Funds"), in connection with the solicitation of proxies from Growth Fund shareholders by the board of directors of International Funds ("Board") for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.

     One-third of Growth Fund's shares outstanding on March 12, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

     Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals and the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by International Funds prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     In order to reduce costs, the notices to a shareholder having more than one account in Growth Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.

     As of March 12, 1999 ("Record Date"), Growth Fund had _______ shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc. ("INVESCO"), the investment adviser and transfer agent of Growth Fund and half by INVESCO International Blue Chip Fund ("Blue Chip Fund"), another series of International Funds, and Growth Fund, will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either Growth Fund or Blue Chip Fund, or by [name of proxy solicitor company], professional proxy solicitors, who will be paid fees and expenses of up to approximately $_______ for soliciting services. If votes are recorded by telephone, [name of proxy solicitor company] will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile or through a secure Internet site. Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

     Except as set forth in Appendix B, INVESCO does not know of any person who owns beneficially 5% or more of the shares of Growth Fund or Blue Chip Fund (each a "Fund"). Directors and officers of International Funds own in the aggregate less than 1% of the shares of Growth Fund.

     VOTE REQUIRED. Approval of Proposal 1 requires the affirmative vote of a majority of the outstanding voting securities of Growth Fund. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Growth Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). This means that Proposal 2 must be approved by the lesser of (1) 67% of Growth Fund's shares present at a meeting of shareholders if the owners of more than 50% of Growth Fund's shares then outstanding are present in person or by proxy or (2) more than 50% of Growth Fund's outstanding shares. A plurality of the votes cast at the Meeting, and at the concurrent meeting of the shareholders of all other series of International Funds, taken in the aggregate, is sufficient to approve Proposal 3. Approval of Proposal 4 requires the affirmative vote of a majority of the votes present at the Meeting, provided a quorum is present. Each outstanding full share of Growth Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders of Growth Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.

PART I.   THE REORGANIZATION

     PROPOSAL 1. TO APPROVE A PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH BLUE CHIP FUND WOULD ACQUIRE ALL OF THE ASSETS OF GROWTH FUND IN EXCHANGE SOLELY FOR SHARES OF BLUE CHIP FUND AND THE ASSUMPTION BY BLUE CHIP FUND OF ALL OF GROWTH FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF GROWTH FUND ("REORGANIZATION").

                                    SYNOPSIS

     The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus and Statement of Additional Information of Blue Chip Fund (which are incorporated herein by reference), the Prospectus and Statement of Additional Information of Growth Fund (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix A to this Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit Growth Fund's shareholders. Blue Chip Fund has an investment objective that is substantially similar to the investment objective of Growth Fund and has similar investment strategies. It is anticipated that, following the Reorganization, the total operating expenses for the combined Fund, both before and after taking into account voluntary fee waivers and expense reimbursements, will be lower as a percentage of net assets than those of Growth Fund.

THE PROPOSED REORGANIZATION

     The Board considered and approved the Reorganization Plan at a meeting held on [February 3], 1999. The Reorganization Plan provides for the acquisition of all the assets of Growth Fund by Blue Chip Fund, in exchange solely for shares of common stock of Blue Chip Fund and the assumption by Blue Chip Fund of all the liabilities of Growth Fund. Growth Fund then will distribute those shares of Blue Chip Fund to its shareholders, so that each Growth Fund shareholder will receive the number of full and fractional shares that is equal in value to the value of the shareholder's holdings in Growth Fund as of the day the Reorganization is completed. Growth Fund will be terminated as soon as practicable thereafter.

     The Reorganization will occur as of the close of business on June __, 1999, or at a later date when the conditions to the closing are satisfied ("Closing Date").

     For the reasons set forth below under "The Proposed Transaction Reasons for the Reorganization," the Board, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of International Funds ("Independent Directors"), has determined that the Reorganization is in the best interests of Growth Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Growth Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. In addition, the Board, including its Independent Directors, has determined that the Reorganization is in the best interests of Blue Chip Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Blue Chip Fund's shareholders will not be diluted as a result of the Reorganization.

COMPARATIVE FEE TABLE

     Certain fees and expenses that Growth Fund's shareholders pay, directly or indirectly, are slightly different from those incurred by Blue Chip Fund's shareholders, although neither Fund's shares are subject to any shareholder transaction expenses, I.E., there are no sales charges on shares purchased or deferred sales charges for shares redeemed. The following tables show (1) fees currently incurred by shareholders of each Fund and fees that each shareholder will incur after giving effect to the Reorganization, and (2) the current fees and expenses incurred for the fiscal year ended October 31, 1998 by Blue Chip Fund and Growth Fund, and PRO FORMA fees for Blue Chip Fund after giving effect to the Reorganization.

SHAREHOLDER FEES (fees paid directly from your investment)

                                     Blue Chip Fund   Growth Fund  Combined Fund
                                     --------------   -----------  -------------

Sales charge (load) on purchases of      None            None          None
shares

Sales charge (load) on reinvested        None            None          None
dividends

Redemption fee or deferred  sales        None*           None          None
charge (load)

Exchange Fee                             None*           None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (as a percentage of average daily net assets)

                                                                   Combined Fund
                                Blue Chip Fund     Growth Fund      (Pro Forma)
                                --------------     -----------     -------------

Management Fees                     0.75%            1.00%              0.75%

Distribution (12b-1) Fees(1)        0.25%            0.25%(1)           0.25%

Other Expenses                      2.24%(3)         1.18%(2), (5)      1.14%
                                    -----            -----              -----

Total Fund Operating Expenses       3.24%(3)(4)      2.43%(2), (5)      2.14%

* [Effective April __,1999, Blue Chip Fund will impose redemption and exchange fees of 2.00% on shares held three months or less and 1.00% on shares held more than three months but less than six months. The fee will be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. This redemption fee will not apply to shares of Blue Chip Fund issued in the Reorganization.]
(1)Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. Effective November 1, 1997, Growth Fund was authorized to pay a distribution (12b-1) fee of up to 0.25% of new assets (new sales of shares, exchanges into the Fund, and reinvestments of dividends and other distributions made on or after November 1, 1997). For the fiscal year ended October 31, 1998, actual distribution (12b-1) fees were 0.22% of average net assets.
(2)Growth Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their transfer agent and/or custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown above DO NOT reflect these reductions.
(3)These are estimated expenses for the first year of Blue Chip Fund's operations. It is expected that expenses will decrease as the Fund's asset size increases.
(4)If necessary in order to keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO") and INVESCO Global Asset Management (N.A.) ("IGAM") as adviser and sub-adviser, respectively, will voluntarily reimburse Blue Chip Fund for certain expenses in excess of 2.00% (excluding excess amounts that have been offset by the expense offset arrangement described above) of the Fund's average net assets for a period of at least one year after the Reorganization.
(5)Certain expenses of Growth Fund are being absorbed voluntarily by INVESCO as adviser. Accordingly, the Other Expenses and Total Fund Operating Expenses paid, after absorption, by Growth Fund were 0.80% and 2.05%, respectively. INVESCO does not intend to continue absorbing the expenses of Growth Fund. Thus, if the Reorganization is not approved, Growth Fund's actual Other Expenses and Total Fund Operating Expenses paid by the Fund will likely increase.

EXAMPLE OF EFFECT ON FUND EXPENSES

     This Example is intended to help you compare the cost of investing in Growth Fund with the cost of investing in Blue Chip Fund and the cost of investing in Blue Chip Fund assuming the Reorganization has been completed.

     The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

                   ONE YEAR      THREE YEARS      FIVE YEARS       TEN YEARS
                   --------      -----------      ----------       ---------

Blue Chip Fund       $332           $1,013          $1,717          $3,583
Growth Fund          $249            $766           $1,309          $2,792
Combined Fund        $219            $677           $1,160          $2,492

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

FORMS OF ORGANIZATION

     Each Fund is a separate series of International Funds, a no-load, open-end, diversified management investment company that was organized as a Maryland corporation on April 2, 1993. On July 1, 1993, Growth Fund acquired all of the assets and assumed all of the liabilities of the Financial International Growth Fund of Financial Series Trust, a Massachusetts business trust organized on July 15, 1987. All financial and other information about Growth Fund for the periods prior to July 1, 1993 relate to such former fund. International Funds' Articles of Incorporation authorize the directors to issue up to 500 million shares, par value $0.01 per share. Of the authorized shares of International Funds, 100 million have been allocated to Blue Chip Fund and 100 million have been allocated to Growth Fund. Neither Growth Fund nor Blue Chip Fund is required to (nor do they) hold annual shareholder meetings. Neither Growth Fund nor Blue Chip Fund issues share certificates.

INVESTMENT ADVISER

     INVESCO is the investment adviser to each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and administration. IGAM is the sub-adviser of Blue Chip Fund and INVESCO Asset Management Limited ("IAML") is the sub-adviser of Growth Fund. Each sub-adviser is primarily responsible for managing the applicable Fund's investments.

     INVESCO is currently paid (1) by Blue Chip Fund a monthly management fee computed at the annual rate of 0.75% of the Fund's average net assets, and (2) by Growth Fund a monthly management fee computed at the annual rate of 1.00% on the first $500 million of the Fund's average net assets, 0.75% on the next $500 million of such assets, and 0.65% on such assets over $1 billion. For the fiscal period ended October 31, 1998 Blue Chip Fund paid an investment management fee of 0.01% and for the fiscal year ended October 31, 1998 Growth Fund paid a fee of 1.00% of its respective average net assets. Following the Reorganization, the initial management fee for the combined fund is expected to be 0.75% of average net assets. With respect to Blue Chip Fund, INVESCO (not the Fund) pays IGAM a fee for its sub-advisory services in an amount equal to 0.30% of the Fund's average net assets. With respect to Growth Fund INVESCO (not the Fund) pays IAML a fee for its sub-advisory services in an amount equal to up to 0.40% on the first $500 million of the Fund's average net assets, 0.30% on the next $500 million of such assets, and 0.26% on such assets over $1 billion.

     Following the Reorganization, INVESCO, in its capacity as investment adviser, and IGAM, in its capacity as sub-adviser, to Blue Chip Fund, will have responsibility for managing the Fund's combined assets.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and policies of each Fund are set forth below. Blue Chip Fund has an investment objective generally similar to that of Growth Fund in that each Fund seeks high total return through investment primarily in equity securities of foreign companies. However, Blue Chip Fund invests primarily in securities of larger, more established companies whereas Growth Fund typically invests in a broader range of companies. In addition, although each Fund may invest in markets throughout the world, Blue Chip Fund generally invests a smaller portion of its assets in the securities of emerging markets issuers than does Growth Fund. Growth Fund also may invest in debt securities in pursuing its objective. Blue Chip Fund does not currently have this capability. Blue Chip Fund may use options, futures, forward contracts and a variety of other financial instruments for risk management and certain investment purposes. Growth Fund is limited in this regard to the use of forward foreign currency contracts for hedging purposes. There can be no assurance that either Fund will achieve its investment objective.

     BLUE CHIP FUND. The investment objective of Blue Chip Fund is to seek high total return through long-term capital appreciation and current income. The Fund seeks to accomplish its objective by investing substantially all (and in no event less than 65%) of its assets in securities of blue chip foreign companies identified by applying both a quantitative analysis and an individual company analysis. A blue chip company is a large company with a solid record of stable earnings and/or dividend growth and a reputation for high quality management. Such securities may take the form of American Depositary Receipts ("ADRs"), but may also consist of common or preferred stocks of foreign issuers which are registered with the SEC and traded on U.S. stock exchanges, as well as foreign securities traded on overseas exchanges. The Fund primarily invests in medium- and large-market capitalization securities traded in the primary international securities markets but may, on occasion, have limited exposure to smaller, emerging stock markets. The Fund in all cases attempts to select securities that have a higher than average probability of extending their established performance records into the future.

     Blue Chip Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment purposes. These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors and collars ("Financial Instruments").

     GROWTH FUND. The investment objective of Growth Fund is to seek high total return through capital appreciation and current income. The Fund seeks to accomplish its objective by investing substantially all of its assets in foreign securities. During normal market conditions, at least 65% of the Fund's total assets will be invested in foreign securities representing at least three different countries outside the United States. The Fund invests principally in equity securities (common stocks and securities convertible into common stocks, including convertible debt obligations and convertible preferred stocks), although it also may purchase debt securities. Such debt securities either will be rated "investment grade" by a nationally recognized statistical rating agency or determined by the Fund's investment adviser or sub-adviser to be of comparable quality. The Fund is not required to dispose of debt securities that are downgraded below investment grade. The Fund may invest in companies based in (or governments of or within) various areas of the world, including the Far East, Western Europe, Australia and Canada. The securities in which the Fund invests typically will be traded on the principal stock exchanges in such countries but also may be traded on regional stock exchanges or on the over-the-counter markets in such countries. The Fund may invest in companies located in developing or emerging market countries. In general, the Fund's investment adviser and sub-adviser consider this to include any country that is included in the Morgan Stanley Capital International World Index, a group generally consisting of countries located in Central and South America, Middle and Eastern Europe, Asia and Africa. The Fund will limit its investments in developing countries to no more than 20% of its total assets.

     Growth Fund may enter into contracts to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. The Fund will only attempt to hedge its foreign currency exposure to the extent, if any, deemed appropriate by the Fund's investment adviser or sub-adviser.

     FOREIGN SECURITIES. For each Fund, the term "foreign securities" refers to securities of issuers, wherever organized, that in the judgment of the Fund's investment adviser or sub-adviser have their principal place of business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales and earnings, and specifically whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States. Neither Fund has established any minimum investment standards, such as an issuer's asset level, earnings history, type of industry, dividend payment history, and the like. Therefore, investors should consider that investments may consist in part of securities which may be deemed to be speculative.

     OTHER POLICIES OF BOTH FUNDS. Both Funds may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable; the Funds may also invest in restricted securities that may be resold to institutional investors. Both Funds also may enter into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers. In addition, each Fund may seek to earn additional income by lending its portfolio securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis.

     The securities in each Fund's portfolio may be sold without regard to the time they have been held when, in the opinion of the respective Fund's investment adviser and sub-adviser, investment consideration warrants such actions. At times, Growth Fund's portfolio turnover rate may exceed 100%, while that of Blue Chip Fund may exceed 200%, resulting in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

     When market or economic conditions are unfavorable, each Fund may assume a defensive position by temporarily investing up to 100% of its assets in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.

OPERATIONS OF BLUE CHIP FUND FOLLOWING THE REORGANIZATION

     As indicated above, the investment objectives and policies of the two Funds are substantially similar, although Blue Chip Fund may not currently invest in debt securities. Based on its review of the investment portfolios of each Fund, INVESCO believes that all of the assets held by Growth Fund will be consistent with the investment policies of Blue Chip Fund and thus can be transferred to and held by Blue Chip Fund if the Reorganization Plan is approved. If the Reorganization Plan is approved, however, and Growth Fund has assets that may not be held by Blue Chip Fund, Growth Fund will sell any assets that are not consistent with Blue Chip Fund's investment policies prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Blue Chip Fund. The possible need for Growth Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Growth Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Growth Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization mentioned below.

     As discussed above, INVESCO serves as investment adviser to both Funds, while IGAM serves as sub-adviser to Blue Chip Fund and IAML serves as sub-adviser to Growth Fund. After the Reorganization, INVESCO will maintain its oversight function and IGAM will serve as sub-adviser with primary responsibility for managing the Funds' combined assets. In addition, the directors and officers of Blue Chip Fund, its distributor, administrator and other outside agents will continue to serve the Fund in their current capacities.

PURCHASES AND REDEMPTIONS

     PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open, as of the close of regular trading ("Business Day") but may also be computed at other times. For a more complete discussion of share purchases, see "How to Buy Shares" in either Fund's Prospectus.

     REDEMPTIONS. Shares of each Fund may be redeemed by telephone, by mail, by exchange, by periodic withdrawal plan, or by payment to a third party. Such redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payment of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "How to Sell Shares" in either Fund's Prospectus.

     [Effective April __, 1999, Blue Chip Fund will impose redemption and exchange fees of 2.00% on shares held three months or less and 1.00% on shares held more than three months but less than six months. The fee will be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. This redemption fee will not apply to shares of Blue Chip Fund issued in the Reorganization.]

     [Growth Fund shares will no longer be available for purchase beginning on the Business Day following the date on which the Reorganization is approved and all contingencies have been met. Redemptions of Growth Fund's shares may be effected through the Closing Date.]

EXCHANGES

     Shares of the Funds are exchangeable for shares of another INVESCO Fund on the basis of their respective NAVs per share at the time of the exchange. After the Reorganization, shares of Blue Chip Fund will continue to be exchangeable for shares of any other INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How to Buy Shares" in either Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund earns investment income in the form of dividends and interest on its investments. Dividends paid by each Fund are based solely on its investment income. Each Fund's policy is to distribute substantially all of this investment income, less expenses, to shareholders on a quarterly basis, at the discretion of the Board. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the ex-dividend date unless otherwise requested.

     Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the ex-dividend date unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.

     On or before the Closing Date, Growth Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     International Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor any of their shareholders will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," page 17.

                      COMPARISON OF PRINCIPAL RISK FACTORS

     An investment in Blue Chip Fund is subject to specific risks arising from the types of securities in which the Fund invests as well as to general risks arising from investing in any mutual fund. The principal specific risks associated with investing in Blue Chip Fund include:

     FOREIGN SECURITIES. The Fund invests primarily in foreign securities. Investments in foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. In addition, there is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting, auditing and financial reporting standards, practices and requirements as compared to those applicable to U.S. issuers. The Fund's investment adviser normally purchases foreign securities in over-the-counter markets or on foreign exchanges, which are generally not as developed or efficient as those in the United States and are subject to less government supervision and regulation. Moreover, with respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. The Fund may also invest in ADRs. ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

     ILLIQUID AND RULE 144A SECURITIES. The Fund may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. Restricted securities are securities that are subject to restrictions on their resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), or because, based upon their nature or the market for such securities, they are not readily marketable. These limitations on resale and marketability may have the effect of preventing the Fund from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security. The Fund may also invest in restricted securities that can be resold to institutional investors in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could adversely affect the marketability of such security, and the Fund might be unable to dispose of the security promptly or at a reasonable price.

     FINANCIAL INSTRUMENTS. Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective. For a more detailed discussion of the Fund's use of Financial Instruments and the risks of these investment practices, see "Investment Policies and Restrictions" in Blue Chip Fund's Statement of Additional Information.

     TURNOVER RATE. The Fund's investment portfolio is actively traded. The securities in the Fund's portfolio may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, the Fund's portfolio turnover rate may be higher than that of many other mutual funds, sometimes exceeding 200%. This turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. In addition, the markets for, or value of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

     COMPARISON TO GROWTH FUND. Because Growth Fund's investment objective and policies are substantially similar to those of Blue Chip Fund, an investment in Growth Fund is subject to many of the same specific risks as an investment in Blue Chip Fund. To the extent that Growth Fund exercises its ability to invest to a greater degree than Blue Chip Fund in (a) securities of smaller, less established (i.e., non-blue chip) companies or (b) issuers located in developing countries, Growth Fund will incur a higher degree of the investment risks associated with such investments. Moreover, because Growth Fund, unlike Blue Chip Fund, may invest in debt securities, it is subject to the market and credit risks that such investments entail. On the other hand, because Growth Fund is limited in its use of Financial Instruments to forward foreign currency contracts employed for hedging purposes, it is not subject to the risks associated with the use of other Financial Instruments that Blue Chip Fund may incur. Although Growth Fund's investment portfolio may be traded without regard to the time investments are held, its portfolio turnover rate (which at times exceeds 100%) is generally lower than that of Blue Chip Fund. As a result,

Growth Fund may be expected to have lower brokerage fees and be less likely to experience accelerated capital gains.


                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

     The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix A to this Proxy Statement.

     The Reorganization Plan provides for (a) the acquisition by Blue Chip Fund on the Closing Date of all of the assets of Growth Fund in exchange solely for Blue Chip Fund shares and the assumption by Blue Chip Fund of all of Growth Fund's liabilities, and (b) the distribution of those Blue Chip Fund shares to the shareholders of Growth Fund.

     The assets of Growth Fund to be acquired by Blue Chip Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Growth Fund's books and all other property owned by Growth Fund. Blue Chip Fund will assume from Growth Fund all liabilities, debts, obligations and duties of Growth Fund of whatever kind or nature; provided, however, that Growth Fund will use its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Closing Date. Blue Chip Fund will deliver its shares to Growth Fund, which will distribute the shares to Growth Fund's shareholders.

     The value of Growth Fund's net assets to be acquired by Blue Chip Fund and the NAV per share of the shares of Blue Chip Fund to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Fund's net value shall be the value of its assets to be acquired by Blue Chip Fund, less the amount of Growth Fund's liabilities, as of the Valuation Time.

     On, or as soon as practicable after, the Closing Date, Growth Fund will distribute the Blue Chip Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each Growth Fund shareholder will receive a number of full and fractional Blue Chip Fund shares equal in aggregate value to the shareholder's holdings in Growth Fund. Growth Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Blue Chip Fund in the names of Growth Fund shareholders and by transferring to those accounts the shares previously credited to the account of Growth Fund on those books. Fractional shares in Blue Chip Fund will be rounded to the third decimal place.

     Accordingly, immediately after the Reorganization, each former shareholder of Growth Fund will own Blue Chip Fund shares that will be equal in aggregate value to that shareholder's Growth Fund shares immediately prior to the Reorganization. Moreover, because Blue Chip Fund shares will be issued at NAV in exchange for the net assets of Growth Fund, the aggregate value of Blue Chip Fund shares issued to Growth Fund shareholders will equal the aggregate value of Growth Fund shares. The NAV per share of Blue Chip Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

     Any transfer taxes payable upon issuance of Blue Chip Fund shares in a name other than that of the registered holder of the shares on the books of Growth Fund shall be paid by the person to whom those shares are to be issued as a condition of such transfer. Any reporting responsibility of Growth Fund to a public authority will continue to be its responsibility until it is dissolved.

     Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by Blue Chip Fund and Growth Fund. The Board considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of the Funds.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Growth Fund's shareholders.

REASONS FOR THE REORGANIZATION

     The Board, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of each Fund, that the terms of the Reorganization are fair and reasonable and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization.

     In approving the Reorganization, the Board, including a majority of its Independent Directors, on behalf of each Fund, considered a number of factors, including the following:

     (1) the compatibility of the Funds' investment objectives, policies and restrictions;

     (2) the effect of the Reorganization on the Funds' expected investment performance;

     (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

     (4) the  costs   to  be   incurred   by  each  Fund  as  a  result  of  the
         Reorganization;

     (5) the tax consequences of the Reorganization;

     (6) possible alternatives to the Reorganization, including whether Growth Fund could continue to operate on a stand-alone basis or should be liquidated; and

     (7) the potential benefits of the Reorganization to INVESCO and to other persons.

     The Reorganization was recommended to the Board on behalf of each Fund by INVESCO at meetings of the Board held on [February 3], 1999. In recommending the Reorganization, INVESCO advised the Board that the investment advisory and administration fee schedule applicable to Blue Chip Fund would be equal to or lower than that currently in effect for Growth Fund. Further, the Board was advised by INVESCO that, because Blue Chip Fund is expected to gather greater net assets than Growth Fund, combining the two Funds is expected over time to reduce the expenses borne by the shareholders of Growth Fund as a percentage of net assets.

DESCRIPTION OF SECURITIES TO BE ISSUED

     International Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 500 million shares of common stock (par value $0.01 per share). Shares of Blue Chip Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

     Blue Chip Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or International Fund's Articles of Incorporation, or at their discretion.

     Both Funds are series of International Funds. Thus, the rights of shareholders of each Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical.

TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

     Certain fundamental investment restrictions of Growth Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Growth Fund shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of Growth Fund's assets for Blue Chip Fund shares and Blue Chip Fund's assumption of Growth Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. International Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that:

            (1) Blue Chip Fund's acquisition of Growth Fund's assets in exchange solely for Blue Chip Fund shares and Blue Chip Fund's assumption of Growth Fund's liabilities, followed by Growth Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Growth Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) Growth Fund will recognize no gain or loss on the transfer to Blue Chip Fund of its assets in exchange solely for Blue Chip Fund shares and Blue Chip Fund's assumption of Growth Fund's liabilities or on the subsequent distribution of those shares to Growth Fund's shareholders in constructive exchange for their Growth Fund shares;

            (3) Blue Chip Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Blue Chip Fund shares and its assumption of Growth Fund's liabilities;

            (4) Blue Chip Fund's basis for the transferred assets will be the same as the basis thereof in Growth Fund's hands immediately before the Reorganization, and Blue Chip Fund's holding period for those assets will include Growth Fund's holding period therefor;

            (5) A Growth Fund shareholder will recognize no gain or loss on the constructive exchange of all its Growth Fund shares solely for Blue Chip Fund shares pursuant to the Reorganization; and

            (6) A Growth Fund shareholder's aggregate basis for the Blue Chip Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its Growth Fund shares to be constructively surrendered in exchange for those Blue Chip Fund shares, and its holding period for those Blue Chip Fund shares will include its holding period for those Growth Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of Growth Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of each Fund as of October 31, 1998, and on a pro forma combined basis (unaudited) as of October 31, 1998 giving effect to the Reorganization:

                                                                 Combined Fund
                               Blue Chip Fund    Growth Fund      (Pro Forma)
                               --------------    -----------     -------------

Net Assets..................     $6,287,249     $46,090,833      $52,378,082
Net Asset Value Per Share...       $10.02          $13.25           $10.02
Shares Outstanding..........      627,517         348,622         5,227,401

     REQUIRED VOTE. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of Growth Fund.

          THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE
                                "FOR" PROPOSAL 1


PART II.   PROPOSED ROUTINE ORGANIZATIONAL MATTERS AND
MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS

      PROPOSAL 2. TO APPROVE AMENDMENTS TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF GROWTH FUND

     As required by the 1940 Act, Growth Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval. Restrictions and policies that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board without shareholder approval.

     Some of Growth Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, they have adopted substantially similar fundamental restrictions that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board has approved revisions to Growth Fund's fundamental restrictions in order to simplify, modernize and make the Fund's fundamental restrictions more uniform with those of the other INVESCO Funds.

     The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the Fund's assets efficiently and effectively in changing regulatory and investment environments and permit the Board to review and monitor investment policies more easily. In addition, standardizing the fundamental restrictions of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow Growth Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund.

     The text and a summary description of each proposed change to Growth Fund's fundamental restrictions are set forth below, together with the text of each current corresponding fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

     If approved by Growth Fund's shareholders at the Meeting, the proposed changes in Growth Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is NOT approved by Growth Fund's shareholders. In that event, Growth Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, Growth Fund shareholders will become shareholders of Blue Chip Fund, whose shareholders are being asked to approve substantially similar changes in Blue Chip Fund's fundamental restrictions.

a.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

     Growth Fund's current fundamental restriction on industry concentration is as follows:

     The Fund may not other than investments by the Fund in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, invest in the securities of issuers conducting their principal business activities in the same industry (investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry), if immediately after such investment the value of the Fund's investments in such industry would exceed 25% of the value of the Fund's total assets.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     If the proposed revision is approved, the Board would also adopt the following non-fundamental restriction:

     With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

     The primary purpose of the modification is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations. If the proposal is adopted, the provision that investments in obligations of a foreign government are considered to be investments in a single industry will be made non-fundamental such that it may be changed without shareholder approval to reflect any changes in the regulatory positions on which it is based. The Board believes that the proposed changes will enhance the ability of Growth Fund's management to adapt to changing market conditions and regulatory developments.

b.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION

     Growth Fund's current fundamental restriction on issuer diversification is as follows:

     The Fund may not invest in the securities of any one issuer, other than the U.S. government, if immediately after such investment more than 5% of the value of the Fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by the Fund.

     The Board recommends that this restriction be replaced with the following fundamental restriction:

     The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     The proposed fundamental restriction concerning diversification is the limitation imposed by the 1940 Act for diversified investment companies. The amended fundamental restriction would allow the Fund, with respect to 25% of its total assets, to invest more than 5% of its assets in the securities of one or more issuers and to hold more than 10% of the voting securities of an issuer. The Fund will continue to be required to invest 75% of its total assets so that no more than 5% of total assets are invested in any one issuer, and so that the Fund will not own more than 10% of the voting securities of an issuer.

     The amended restriction would give the Fund greater investment flexibility by permitting it to acquire larger positions in the securities of a particular issuer, consistent with its investment objective and strategies. This increased flexibility could provide opportunities to enhance the Fund's performance. Investing a larger percentage of the Fund's assets in a single issuer's securities, however, increases the Fund's exposure to credit and other risks associated with that issuer's financial condition and operations, including the risk of default on debt securities.

     The amended fundamental restriction would also permit the Fund to invest without limit in the securities of other investment companies. The Fund has no current intention of doing so, and, as noted below, the 1940 Act imposes restrictions on the extent to which a fund may invest in the securities of other investment companies. The revision would, however, give the Fund flexibility to invest in other investment companies in the event legal and other regulatory requirements change.

c.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING

     Growth Fund's current fundamental restriction on underwriting securities is as follows:

     The Fund may not underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

     The primary purpose of the proposal is to eliminate a minor difference in the wording of the Fund's current fundamental restriction on underwriting for greater uniformity with the fundamental restrictions of other INVESCO Funds. The change does not materially alter the investment restriction.

d. ELIMINATION OF FUNDAMENTAL RESTRICTION ON INVESTING INCOMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

     Growth  Fund's   current  fundamental  restriction  regarding  investing in companies for the purpose of exercising control or management is as follows:

     The Fund may not invest in companies for the purpose of exercising control or management.

      The Board recommends that shareholders vote to eliminate this restriction. There is no legal requirement that a fund have an affirmative policy on investment for the purpose of exercising control or management if it does NOT intend to make investments for that purpose. The Fund has no intention of investing in any company for the purpose of exercising control or management. By eliminating this restriction, the Board may, however, be able to authorize such a strategy in the future if it concludes that doing so would be in the best interest of the Fund and its shareholders.

e. MODIFICATION OF FUNDAMENTAL RESTRICTION ON BORROWING AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON BORROWING

     Growth  Fund's current fundamental restriction on borrowing is as follows:

     The Fund may not issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes not in excess of 5% of the value of the Fund's total assets at the time the borrowing is made.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     Currently, the Fund's fundamental restriction is significantly more limiting than the restrictions imposed by the 1940 Act in that it limits the purposes for which the Growth Fund may borrow money and it limits all borrowings to 5% of the Fund's total assets. The proposal eliminates the fundamental nature of the restrictions on the purposes for which the Fund may borrow money and it increases the Fund's fundamental borrowing authority from 5% to 33 1/3% of the Funds total assets. The proposal also separates the restriction on the issuance of senior securities from the Fund's restriction on borrowing (see below).

     If the proposal is approved, the Board will adopt a non-fundamental restriction as follows:

     The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation
     (4)).

     The non-fundamental restriction reflects the Fund's current policy that borrowing by the Fund may only be done for temporary or emergency purposes. In addition to borrowing from banks, as permitted under the Fund's current policy, the non-fundamental restriction permits the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental restriction also clarifies that reverse repurchase agreements will be treated as borrowings. The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in the Fund's non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

f.   MODIFICATION OF  FUNDAMENTAL   RESTRICTION  ON   THE   ISSUANCE  OF  SENIOR
     SECURITIES

     Currently, the Fund's fundamental restriction on the issuance of senior securities is combined with its restriction on borrowing (see above). To conform the Fund's restriction on the issuance of senior securities (i.e., obligations that have a priority over the Fund's shares with respect to the distribution of Fund assets or the payment of dividends) with those of the other INVESCO Funds, the Board recommends that shareholders vote to adopt the following separate fundamental restriction:

     The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940.

     The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued and is no more limiting than is required under the 1940 Act, would maximize the Fund's borrowing flexibility for future contingencies and would conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.

g.   ELIMINATION  OF  FUNDAMENTAL  RESTRICTIONS  ON   MORTGAGING,  PLEDGING   OR
     HYPOTHECATING SECURITIES

     Growth  Fund  currently  has  the  following  fundamental   restriction  on
mortgaging, pledging or hypothecating securities.

     The Fund may not mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of the Fund's total assets.

     This restriction is derived from a state "blue sky" requirement, which has been preempted by recent amendments of the federal securities laws. Accordingly, the Board recommends that shareholders vote to eliminate this restriction.

h.   ELIMINATION  OF  FUNDAMENTAL  RESTRICTION   CONCERNING  SHORT   SALES   AND
     MARGIN PURCHASES

     Growth Fund's current fundamental restriction on short sales and margin purchases is as follows:

     The Fund may not sell short or buy on margin, except for the Fund's purchase or sale of options or futures, or writing, purchasing or selling put or call options.

     The   Board  recommends  that  shareholders  vote to  eliminate  the  above fundamental restriction.

     If the proposal is approved by shareholders, the Fund would adopt the following non-fundamental restriction:

     The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
     (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     The proposed changes clarify the wording of the restriction and expand the restriction, which generally prohibits the Fund from selling securities short or buying on margin. Margin purchases involve the purchase of securities with money borrowed from a broker. "Margin" is the cash or eligible securities that the borrower places with a broker as collateral against the loan. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. In a short sale "against the box" transaction, a fund engages in a short sale of a security that it already owns or has the right to own. The non-fundamental policy clarifies that the Fund is permitted to engage in short sales "against the box." The non-fundamental policy also clarifies that a broader range of financial and derivative instruments than those listed in the current policy are not intended to be covered by the policy. The Board believes that elimination of the fundamental restriction and adoption of the non-fundamental restriction will provide the Fund with greater investment flexibility.

i.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENT

     Growth Fund's current fundamental restriction on real estate investment is as follows:

     The Fund may not purchase or sell real estate or interests in real estate. The Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     The primary purpose of the proposal is to eliminate minor differences in the wording of the Fund's fundamental restriction in order to conform it to that of the other INVESCO Funds. Adoption of the proposed fundamental restrictions is not expected to affect the securities in which the Fund invests.

j.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

     Growth  Fund's current fundamental restriction on loans is as follows:

     The Fund may not make loans to other persons, provided that the Fund may purchase debt obligations consistent with its investment objectives and policies and may lend limited amounts (not to exceed 10% of its total assets) of its portfolio securities to broker-dealers or other institutional investors.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not lend any security or make any loan if, as a result, more than 331/3 % of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

     The primary purpose of the proposal is to expand the Fund's lending limitation from 10% to 33 1/3% of its assets and to conform the Fund's fundamental restriction on loans to those of the other INVESCO Funds for greater uniformity. The Fund's current investment restriction is considerably more limiting than the provisions in the 1940 Act governing lending. The proposed changes to this investment restriction would maximize the Fund's lending flexibility for future contingencies.

k.   MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

     Growth  Fund's  current   fundamental   restriction   on  the  purchase  of
commodities is as follows:

     The Fund may not purchase or sell commodities or commodity contracts. This restriction shall not prevent the Fund from purchasing or selling options on individual securities, security indexes and currencies or financial futures or options on financial futures, or undertaking forward foreign currency contracts.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and ensure that Growth Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial instruments and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of a wide range of derivative products, even if the current non-fundamental investment restrictions of the Fund would not permit investment in one or more of the permitted transactions.

l. MODIFICATION OF FUNDAMENTAL RESTRICTION REGARDING INVESTING IN ANOTHER INVESTMENT COMPANY AND ADOPTION OF A NON-FUNDAMENTAL RESTRICTION REGARDING INVESTMENT IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

     Growth Fund's current fundamental restriction regarding investments in other investment companies is as follows:

     The Fund may not purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or reorganization, or (ii) by purchase in the open market of securities of other investment companies involving only customary brokers' commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by the Fund, (ii) no more than 5% of the value of the total assets of the Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of the Fund would be invested in the securities of such investment companies. The Company may invest from time to time a portion of the Fund's cash in investment companies to which the Adviser serves as the investment adviser; provided that no management or distribution fee will be charged by the Adviser with respect to any such assets so investment and provided further that at no time will more than 3% of the Fund's assets be so invested. Should the Fund purchase securities of other investment companies, shareholders may incur additional management and distribution fees.

     The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

     The proposed revision to the Fund's current fundamental restriction would ensure that the INVESCO Funds have uniform policies permitting each Fund to adopt a "master/feeder" structure whereby one or more Funds invest all of their assets in another Fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that Growth Fund shareholders adopt a policy that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision would require that any fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.

     If  the   proposed   revision   is   approved,   the  Board  will  adopt  a
non-fundamental restriction as follows:

     The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     The primary purpose of this non-fundamental restriction is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Currently, the Fund's fundamental restriction is much more limiting than the restriction imposed by the 1940 Act. Adoption of this non-fundamental restriction will enable the Fund to purchase the securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an exemption granted by the SEC.

m.   ELIMINATION  OF   FUNDAMENTAL   RESTRICTION  ON   INVESTING   IN   ILLIQUID
     SECURITIES AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON INVESTING IN ILLIQUID SECURITIES

     Growth Fund's current fundamental restriction on investment in illiquid securities is as follows:

     The Fund may not invest in securities for which there are legal or contractual restrictions on resale, except that the Fund may invest no more than 2% of the value of the Fund's total assets in such securities, or invest in securities for which there is no readily available market, except that the Fund may invest no more than 5% of the value of the Fund's total assets in such securities.

     The Board recommends that shareholders vote to eliminate this restriction. If the proposal is approved, the Board will adopt the following non-fundamental restriction:

     The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     The primary purpose of the proposal is to conform to the federal securities law requirements regarding investment in illiquid securities and to conform the investment restrictions of the Fund to those of the other INVESCO Funds. Growth Fund is currently limited in its ability to invest in illiquid securities. The Board believes that the proposed elimination of the fundamental restriction and subsequent adoption of the non-fundamental restriction will make the restriction more accurately reflect market conditions and will maximize the Fund's flexibility for future contingencies. The Board may delegate to INVESCO, the Fund's investment adviser, the authority to determine whether a security is liquid for the purposes of this investment limitation.

     REQUIRED VOTE. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Growth Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or (2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 2 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.

THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 2.

     PROPOSAL 3. TO ELECT THE BOARD OF DIRECTORS OF INTERNATIONAL FUNDS
     ----------

     The Board of International Funds has nominated the individuals identified below for election to the Board at the Meeting. International Funds currently has ten directors. Vacancies on the Board are generally filled by appointment by the remaining directors. However, the 1940 Act provides that vacancies may not be filled by directors unless thereafter at least two-thirds of the directors shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten directors. Consistent with the provisions of International Funds' by-laws, and as permitted by Maryland law, International Funds does not anticipate holding annual shareholder meetings. Thus, the directors will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.

     All of the Independent Directors now being proposed for election were nominated and selected by Independent Directors. Eight of the ten current directors are Independent Directors.

     The persons named as attorneys-in-fact in the enclosed proxy have advised International Funds that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

     The nominees for director, their ages, a description of their principal occupations, the number of Growth Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.

Name, Position   Principal Occupation and  Director   Number of         Member
with             Business Experience       or         Growth Fund        Of
International    (During the past five     Executive  Shares           Committee
Funds, and Age   years)                    Officer    Beneficially     ---------
--------------   ------------------------  Of Inter-  Owned
                                           national   directly or
                                           Funds      Indirectly on
                                           Since      Dec. 31, 1998(1)
                                           --------   ---------------

CHARLES W.       Chief Executive Officer   1993       0                (3),
BRADY, CHAIRMAN  and Director of                                       (5), (6)
OF THE BOARD,    AMVESCAP, PLC, London,
AGE 63*          England, and of various
                 subsidiaries thereof.
                 Chairman of the Board of
                 INVESCO Global Health
                 Sciences Fund.

FRED A.          Trustee of INVESCO        1993       8.534            (2),
DEERING, VICE    Global Health Sciences                                (3), (5)
CHAIRMAN OF THE  Fund.  Formerly,
BOARD, AGE 70    Chairman of the
                 Executive Committee and
                 Chairman of the Board of
                 Security Life of Denver
                 Insurance Company,
                 Denver, Colorado;
                 Director of ING America
                 Life Insurance Company.

MARK H.          President, Chief          1998       0                (3),
WILLIAMSON,      Executive Officer, and                                (4), (5)
PRESIDENT,       Director, INVESCO
CHIEF EXECUTIVE  Distributors Inc.;
OFFICER, AND     President, Chief
DIRECTOR, AGE    Executive Officer, and
47*              Director, INVESCO;
                 President, INVESCO
                 Global Health Sciences
                 Fund.  Formerly,
                 Chairman of the Board
                 and Chief Executive
                 Officer, NationsBanc
                 Advisors, Inc.
                 (1995-1997); Chairman of
                 the Board, NationsBanc
                 Investments, Inc.
                 (1997-1998).

DR. VICTOR L.    Professor Emeritus,       1993       8.534            (4),
ANDREWS,         Chairman Emeritus and                                 (6), (8)
DIRECTOR, AGE 68 Chairman of the CFO
                 Roundtable of the
                 Department of Finance at
                 Georgia State
                 University, Atlanta,
                 Georgia; President,
                 Andrews Financial
                 Associates, Inc.
                 (consulting firm); since
                 October 1984, Director of
                 the Center for the Study
                 of Regulated Industry at
                 Georgia State University;
                 formerly, member of the
                 faculties of the Harvard
                 Business School and the Sloan
                 School of Management of
                 MIT. Dr. Andrews is also
                 a director of the
                 Southeastern Thrift and
                 Bank Fund, Inc. and the
                 Sheffield Funds, Inc.

BOB R. BAKER,    President and Chief       1993       8.534            (3),
DIRECTOR, AGE 62 Executive Officer of AMC                              (4), (5)
                 Cancer Research Center,
                 Denver, Colorado, since
                 January 1989; until
                 December 1988, Vice
                 Chairman of the Board,
                 First Columbia Financial
                 Corporation, Englewood,
                 Colorado. Formerly, Chairman
                 of the Board and Chief
                 Executive Officer of First
                 Columbia Financial Corporation.

LAWRENCE H.      Trust Consultant; Prior   1993       8.534            (2),
BUDNER,          to June 1987, Senior                                  (6), (7)
DIRECTOR,        Vice President and
AGE 68           Senior Trust Officer,
                 InterFirst Bank, Dallas,
                 Texas.

DR. WENDY LEE    Self-employed (since      1997       8.534            (4), (8)
GRAMM,           1993).  Professor of
DIRECTOR,        Economics and Public
Age 53           Administration,
                 University of Texas at
                 Arlington.  Formerly,
                 Chairman, Commodities
                 Futures Trading
                 Commission (1988-1993);
                 Administrator for
                 Information and
                 Regulatory Affairs,
                 Office of Management and
                 Budget (1985-1988);
                 Executive Director,
                 Presidential Task Force
                 on Regulatory Relief;
                 Director, Federal Trade
                 Commission Bureau of

                 Economics; Director of
                 the Chicago Mercantile
                 Exchange; Enron
                 Corporation; IBP, Inc.;
                 State Farm Insurance
                 Company; Independent
                 Women's Forum;
                 International Republic
                 Institute; and the
                 Republican Women's
                 Federal Forum.

KENNETH T.       Presently retired.        1993       8.534            (2), (3),
KING, DIRECTOR,  Formerly, Chairman of                                 (5), (6),
AGE 73           the Board of the Capitol                              (7)
                 Life Insurance Company,
                 Providence Washington
                 Insurance Company, and
                 Director of numerous
                 subsidiaries thereof in
                 the United States.
                 Formerly, Chairman of
                 the Board of the
                 Providence Capitol
                 Companies in the United
                 Kingdom and Guernsey.
                 Until 1987, Chairman of
                 the Board, Symbion
                 Corporation.


                                       31a

JOHN W.          Presently retired.        1995       8.534            (2), (3),
MCINTYRE,        Formerly, Vice Chairman                               (7)
DIRECTOR,        of the Board of The
AGE 68           Citizens and Southern
                 Corporation; Chairman
                 of the Board and Chief
                 Executive Officer of The
                 Citizens  and  Southern
                 Georgia  Corporation;
                 Chairman of the Board and
                 Chief Executive Officer of
                 Citizens  and  Southern
                 National Bank.  Trustee of
                 INVESCO Global Health
                 Sciences Fund and Gables
                 Residential Trust.

DR. LARRY SOLL,  Presently retired.        1997       8.534            (4), (8)
DIRECTOR,        Chairman  of the  Board
AGE 56           (1987-1994), Chief Executive
                 Officer (1982-1989 and
                 1993-1994) and President
                 (1982-1989) of Synergen
                 Corporation.  Director of
                 Synergen Corporation since
                 incorporation in 1982.
                 Director of ISI
                 Pharmaceuticals,  Inc.
                 Trustee of INVESCO Global
                 Health Sciences Fund.

*Because of his affiliation with INVESCO, with Growth Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of International Funds as that term is defined in the 1940 Act.
(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive  Committee
(4) = Member of the Management  Liaison  Committee
(5) = Member of the  Valuation  Committee
(6) = Member of the  Compensation  Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee

     The Board has audit, management liaison, soft dollar brokerage, and derivatives committees, consisting of Independent Directors and compensation, executive, and valuation committees consisting of both Independent Directors and non-independent directors. The Board does not have a nominating committee. The audit committee, consisting of four Independent Directors, meets quarterly with International Funds' independent accountants and executive officers of International Funds. This committee reviews the accounting principles being applied by International Funds in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of International Funds' business, except for certain powers which, under applicable law and/or International Funds' by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of International Funds, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by International Funds, and to review policies and procedures of International Funds' adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by International Funds. The committee monitors derivatives usage by International Funds and the procedures utilized by International Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.

     During the past fiscal year, the Board met four times, the audit committee met four times, the compensation committee met once, the management liaison committee met four times, the soft dollar brokerage committee met twice, and the derivatives committee met twice. The executive committee did not meet. During International Funds' last fiscal year, each Director nominee attended 75% or more of the Board meetings and meeting of the committees of the Board on which he or she served.

     The Independent Directors nominate individuals to serve as Independent Directors, without any specific nominating committee. The Board ordinarily will not consider unsolicited director nominations recommended by International Funds' shareholders. The Board, including its Independent Directors, unanimously approved the nomination of the foregoing persons to serve as directors and directed that the election of these nominees be submitted to International Funds' shareholders.

     The following table sets forth information relating to the compensation paid to directors during the last fiscal year:


                              COMPENSATION TABLE

                               AMOUNTS PAID DURING THE MOST RECENT
                         FISCAL YEAR BY INTERNATIONAL FUNDS TO DIRECTORS


Name of Person,     Aggregate     Pension Or      Estimated        Total
Position           Compensation   Retirement       Annual       Compensation
--------------         from         Benefits     Benefits Upon      from
                   International  Accrued as     Retirement(3)  International
                     Funds(1)       Part of      -------------    Funds and
                   ------------  International                  INVESCO Funds
                                    Funds                         Paid to
                                  Expenses(2)                    Directors(1)
                                  -----------                    ------------

FRED A DEERING,      $ 4,395        $1,355            $870        $113,700
VICE CHAIRMAN OF
THE BOARD AND
DIRECTOR
DR. VICTOR L.         $4,306        $1,281          $1,007         $80,350
ANDREWS, DIRECTOR
BOB R. BAKER,         $4,421        $1,143          $1,349         $84,000
DIRECTOR
LAWRENCE H.           $4,240        $1,281          $1,007         $79,350
BUDNER, DIRECTOR
DANIEL D.             $4,330        $1,384            $751         $70,000
CHABRIS4, DIRECTOR
KENNETH T. KING,      $4,151        $1,407            $789         $77,050
DIRECTOR
JOHN W. MCINTYRE,     $4,198            $0              $0         $98,500
DIRECTOR
DR. WENDY L.          $4,163            $0              $0         $79,000
GRAMM, DIRECTOR
DR. LARRY SOLL,       $4,198            $0              $0         $96,000
DIRECTOR
                     -------        ------          ------        --------
TOTAL                $38,402        $7,851          $5,773        $767,950
-----
AS A PERCENTAGE      0.0050%(5)    0.0010%(5)                       0.0035%(6)
OF NET ASSETS
---------------

(1) The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and Independent Director members of the committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These figures represent the Funds' share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are farther from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.
(4) Mr. Chabris retired as a director effective September 30, 1998.
(5) Total as a  percentage  of the Fund's net assets as of October 31,  1998.
(6) Total as a percentage of the INVESCO Complex's net assets as of December 31, 1998.

     International Funds pays its Independent Directors, Board vice chairman, and committee chairmen and members the fees described above. International Funds also reimburses its Independent Directors for travel expenses incurred in attending meetings. Charles W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Director, as "interested persons" of International Funds and of other INVESCO Funds receive compensation and are reimbursed for travel expenses incurred in attending meetings as officers or employees of INVESCO or its affiliated companies, but do not receive any director's fees or other compensation from International Funds or other INVESCO Funds for their services as directors.

     The overall direction and supervision of International Funds is the responsibility of the Board, which has the primary duty of ensuring that International Funds' general investment policies and programs are adhered to and that International Funds is properly administered. The officers of International Funds, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of International Funds. The investment sub-adviser for International Funds has the primary responsibility for making investment decisions on behalf of International Funds. These investment decisions are reviewed by the investment committee of INVESCO.

     All of the officers and directors of International Funds hold comparable positions with the following INVESCO Funds: INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc. and INVESCO Multiple Asset Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc.,
INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.), INVESCO Industrial Income Fund, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors and officers of International Funds also serve as trustees of INVESCO Value Trust and INVESCO Treasurer's Series Trust.

     The Boards of the funds managed by INVESCO, INVESCO Treasurer's Series Trust, and INVESCO Value Trust have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(47) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his or her retirement. Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Retainer Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the retirement payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO, Treasurer's Series Trust, and Value Trust Funds (the "INVESCO Funds") in a manner determined to be fair and equitable by the committee. The Fund began making payments to Mr. Chabris as of October 1, 1998 under the Plan. The Fund has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

     The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts, once the amount that has been deferred totals at least $100, are invested in shares of all of the INVESCO Funds. Each Independent Director is, therefore, an indirect owner of shares of each INVESCO Fund, in addition to any Fund shares that may be owned directly.

     REQUIRED VOTE. Election of each nominee as a director of International Funds requires, in the aggregate, the vote of a plurality of all the outstanding shares of Growth Fund present at the Meeting in person or by proxy, and of the outstanding shares of the other series of International Funds present at concurrent meetings of the shareholders of those series.

          THE BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES
                                  IN PROPOSAL 3

        PROPOSAL 4. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS OF GROWTH FUND.

     The Board, including all of its Independent Directors, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of Growth Fund, subject to ratification by Growth Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in Growth Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

     The independent accountants examine annual financial statements for Growth Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the directors reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

      REQUIRED VOTE. Approval of Proposal 4 requires the affirmative vote of a majority of the votes present at the Meeting, provided that a quorum is present.

 THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" PROPOSAL 4



                                 OTHER BUSINESS

     The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


          INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR AND
                              AFFILIATED COMPANIES

     INVESCO, a Delaware corporation, serves as Growth Fund's investment adviser, and provides other services to Growth Fund and International Funds. IDI, a Delaware corporation that serves as Growth Fund's distributor, is a wholly owned subsidiary of INVESCO. IAML, a United Kingdom corporation, serves as Growth Fund's sub-adviser. IAML also serves as the sub-adviser to INVESCO Emerging Markets Fund, INVESCO European Fund, INVESCO European Small Company Fund, INVESCO Latin American Growth Fund, and INVESCO Pacific Basin Fund. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"), 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. INAH is an indirect wholly owned subsidiary of AMVESCAP PLC.(1) The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London EC2M 4YR, England. INVESCO's and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. IAML's offices are located at 11 Devonshire Square, London EC2M 4YR, England. INVESCO currently serves as investment adviser of 14 open-end investment companies having approximate aggregate net assets in excess of $21.1 billion as of December 31, 1998.


--------------------------
(1)   The  intermediary  companies  between  INAH  and  AMVESCAP  PLC   are   as
follows: INVESCO, Inc., INVESCO Group Services, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

     The principal executive officers and directors of INVESCO and their principal occupations are:

     Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also, President and Chief Executive Officer of IDI; Charles P. Mayer, Director and Senior Vice President, also, Senior Vice President and Director of IDI; and Ronald L. Grooms, Senior Vice President and Treasurer, also, Senior Vice President and Treasurer of IDI; and Glen A. Payne, Senior Vice President, Secretary and General Counsel, also, Senior Vice President, Secretary and General Counsel of IDI.

     The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.

     The principal executive officers and directors of IAML and their principal occupations are:

     Robert J. A. Cackett, Company Secretary; and Jeffrey C. Attfield, Managing Director, Institutional Business Group; and Peter J. Glynne-Percy, Director; and Sarah C. Bates, Managing Director, Closed End Funds; and Adam D. Cooke, Director; and Ian A. Carstairs, Director; and Francesco Bertoni, Director; and David C. Gillan, Director; and Tristan P. A. Hillgarth, Chairman of the Board, Chief Executive Officer and Director; and Anthony Broccardo, Director; and Andrew D. Crossley, Director; and Jeremy C. Lambourne, Director; and Claire Griffiths, Director; and Rory S. Powe, Director; and Thomas J. Berger, Director; and Riccardo Ricciardi, Chief Investment Officer and Director; and Roy N. Bracher, Managing Director, CEAM; and Steven A. Chamberlain; Director; and Oliver De Faramond, Director; and Jean-Baptiste De Ville De Franssu, Director; and Patricia A. Lockwood, Director; Deborah A. Lamb, Acting Agent; and Anthony
A. Myers, Director; and Robert D. Messenger, Director.

     The address of each of the foregoing officers and directors is 11 Devonshire Square, London EC2M 4YR, England.

     Pursuant to an Administrative Services Agreement between International Funds and INVESCO, INVESCO provides administrative services to International Funds, including sub-accounting and recordkeeping services and functions. During the fiscal year ended October 31, 1998, International Funds paid INVESCO, which also serves as International Funds' registrar, transfer agent and dividend disbursing agent, total compensation of $309,305 for such services.


                                MISCELLANEOUS

AVAILABLE INFORMATION

     Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Blue Chip Fund shares as part of the Reorganization will be passed upon by Blue Chip Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS

      The audited financial statements of Blue Chip Fund and Growth Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal year ended October 31, 1998. The financial statements audited by
PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A


                     PLAN OF REORGANIZATION AND TERMINATION


         THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made by INVESCO International Funds, Inc., a Maryland corporation ("Corporation"), on behalf of INVESCO International Growth Fund ("Target") and INVESCO International Blue Chip Fund ("Acquiring Fund"), and is effective as of the date of its adoption by Corporation's board of directors. (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland. Each Fund is a duly established and designated segregated portfolio of assets ("series") of Corporation.

         This Plan is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

         Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV") and (2) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act").

1.    THE REORGANIZATION
      ------------------

      1.1. Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

           (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

           (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.   VALUATION
     ---------

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York

Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.   CLOSING AND EFFECTIVE TIME
     --------------------------

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on June 18, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Corporation's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names.

4.   CONDITIONS
     ----------

      Each Fund's obligations hereunder are subject to satisfaction of each condition indicated in this section 4 as being applicable to it either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

     4.1. CONDITIONS TO EACH FUND'S OBLIGATIONS:
          -------------------------------------

          4.1.1. This Plan and the transactions contemplated hereby shall have been approved by Target's shareholders in accordance with applicable law;

          4.1.2. The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

          4.1.3. Corporation's management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and
      (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, Corporation's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does Corporation's management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.1.4. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.1.5. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

          4.1.6. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.1.7. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.1.8. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be
      included as assets thereof  held  immediately  before  the Reorganization;

          4.1.9. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.1.10. Immediately after the Reorganization, the Shareholders will own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code;

          4.1.11. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

          4.1.12. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4 (and treat them as representations by Corporation to Counsel) and may rely as to any factual matters, exclusively and without independent verification, on such representations and any other representations made to Counsel by responsible officers of Corporation. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

              4.1.12.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

              4.1.12.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

              4.1.12.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

              4.1.12.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

              4.1.12.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

              4.1.12.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

      Notwithstanding subparagraphs 4.1.12.2 and 4.1.12.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      4.2. CONDITIONS TO ACQUIRING FUND'S OBLIGATIONS:
           ------------------------------------------

           4.2.1. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

           4.2.2. The Liabilities were incurred by Target in the ordinary course of its business;

           4.2.3. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

           4.2.4. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

           4.2.5. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

           4.2.6. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter.

4.3. CONDITIONS TO TARGET'S OBLIGATIONS:
     ----------------------------------

      4.3.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

      4.3.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

      4.3.3. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

      4.3.4. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

      4.3.5. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

      4.3.6. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof
(within the meaning of section 851(g)(2) of the Code) following the Reorganization;

      4.3.7. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

      4.3.8. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target.

5.   EXPENSES
     --------

      Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.   TERMINATION
     -----------

      Corporation's board of directors may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

7.   GOVERNING LAW
     -------------

      This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

                                                                      APPENDIX B
                                                                      ----------

                             PRINCIPAL SHAREHOLDERS
                             ----------------------

         As of March 12, 1999 the following entities held more than 5% of each Fund's outstanding equity securities:

                                     NATURE OF                          COMBINED
BLUE CHIP FUND                       OWNERSHIP          $ OWNED           FUND %
--------------                       ---------          -------         --------

Charles Schwab & Co. Inc.
Special Custody Account for the
    Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA   94104-4122

Steven Jay Rosansky
206 Juarez Court
Columbia, SC   29206-1428


GROWTH FUND
-----------

Charles Schwab & Co., Inc.
Special Custody Account for the
    Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA   94104-4122

                        INVESCO INTERNATIONAL GROWTH FUND

                      INVESCO INTERNATIONAL BLUE CHIP FUND
               (EACH A SERIES OF INVESCO INTERNATIONAL FUNDS, INC.)

                              7800 E. UNION AVENUE
                             DENVER, COLORADO 80237

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby INVESCO International Blue Chip Fund ("Blue Chip Fund") would acquire the assets of INVESCO International Growth Fund ("Growth Fund") in exchange solely for shares of Blue Chip Fund and the assumption by Blue Chip Fund of Growth Fund's liabilities. This Statement of Additional Information consists of this cover page, the attached pro forma financial statements and schedules, and the following described documents, each of which is incorporated by reference herein:

         (1) The Statement of Additional Information of Blue Chip Fund, dated December 1, 1998.

         (2) The Statement of Additional Information of Growth Fund, dated December 1, 1998.

         (3) The Annual Report to Shareholders of Blue Chip Fund for the fiscal period ended October 31, 1998.

         (4) The Annual Report to Shareholders of Growth Fund for the fiscal year ended October 31, 1998.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated March __, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-646-8372. This Statement of Additional Information is dated March __, 1999.

PRO FORMA STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1998 (NOTE 1)
UNAUDITED

                                                                           INTERNATIONAL
                                                           INTERNATIONAL     BLUE CHIP         PRO FORMA       PRO FORMA
                                                            GROWTH FUND      FUND(A)          ADJUSTMENTS       COMBINED
                                                         -------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                   $     838,539    $         0        114,385 (c)     $  952,924
Interest                                                          202,778          2,491         27,661 (c)        232,930
   Foreign Taxes Withheld                                         (97,006)             0        (13,233)(c)       (110,239)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                      944,311          2,491                         1,075,615
----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                 512,097            176      $(130,660)(b)        381,613
Distribution Expenses (Note 3)                                    112,705             59         14,440 (b)        127,204
Transfer Agent Fees                                               351,924              0        (59,981)(c)        291,943
Administrative Fees (Note 3)                                       17,681             84           (133)(b)         17,632
Custodian Fees and Expenses                                        87,303              0         12,697 (c)        100,000
Directors' Fees and Expenses                                       12,339              0         (4,915)(c)          7,424
Professional Fees and Expenses                                     26,898              0          3,485 (c)         30,383
Registration Fees and Expenses                                     72,503              0          7,000 (c)         79,503
Reports to Shareholders                                            35,715              0          3,572 (c)         39,287
Other Expenses                                                     11,158              0          5,084 (c)         16,242
----------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                               1,240,323            319                         1,091,231
   Fees and Expenses Absorbed by Investment Adviser              (192,883)             0        152,074 (d)        (40,809)
   Fees and Expenses Paid Indirectly                              (32,788)             0                           (32,788)
----------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                              1,014,652            319          2,663          1,017,634
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             (70,341)         2,172        126,150             57,981
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                       10,454,552              0                        10,454,552
   Foreign Currency Transactions                               (4,079,892)             0                        (4,079,892)
----------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain                                         6,374,660              0                         6,374,660
----------------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities                                       (7,555,097)        14,355                        (7,540,742)
   Foreign Currency Transactions                                3,231,078         (7,155)                        3,223,923
----------------------------------------------------------------------------------------------------------------------------
Total Net Appreciation (Depreciation)                          (4,324,019)         7,200                        (4,316,819)
----------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                                2,050,641          7,200                         2,057,841
============================================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $   1,980,300    $     9,372      $ 126,150      $   2,115,822
============================================================================================================================

(a) International Blue Chip Fund commenced investment operations on October 28, 1998.

(b) Reflects adjustments to Investment Advisory Fees, Distribution Expenses and Administrative Fees based on the surviving
    Fund's contractual fee obligation.

(c) Reflects elimination of duplicate services or fees using estimated annual expenses for International Blue Chip Fund.

(d) Reflects adjustment to the level of the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements


PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998
UNAUDITED

                                                                                INTERNATIONAL
                                                               INTERNATIONAL      BLUE CHIP         PRO FORMA         PRO FORMA
                                                                GROWTH FUND          FUND          ADJUSTMENTS         COMBINED
                                                              ----------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                     $ 39,996,145    $  9,917,175                        $  49,913,320
====================================================================================================================================
   At Value(a)                                                    $ 44,569,989    $  9,924,375                        $  54,494,364
Cash                                                                       186               0                                  186
Receivables:
   Investment Securities Sold                                          238,752               0                              238,752
   Fund Shares Sold                                                  2,339,512       1,438,462                            3,777,974
   Dividends and Interest                                               90,748           1,904                               92,652
Prepaid Expenses and Other Assets                                       24,754               0                               24,754
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        47,263,941      11,364,741                           58,628,682
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                                                 0       1,566,105                            1,566,105
   Foreign Sub-Custodian (Cost $30,314, $0 and $30,314, respectively)   30,324               0                               30,324
   Investment Securities Purchased                                     200,614       3,504,020                            3,704,634
   Fund Shares Repurchased                                             913,217               0                              913,217
Depreciation on Forward Foreign Currency Contracts                         153           7,155                                7,308
Accrued Distribution Expenses                                            7,833              59                                7,892
Accrued Expenses and Other Payables                                     20,967             153                               21,120
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,173,108       5,077,492                            6,250,600
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                               $ 46,090,833    $  6,287,249                        $  52,378,082
====================================================================================================================================
NET ASSETS
Paid-in Capital                                                   $ 35,567,919    $  6,277,877                        $  41,845,796
Accumulated Undistributed (Distributions in Excess of)
   Net Investment Income                                                (7,811)          2,172                               (5,639)
Accumulated Undistributed Net Realized Gain on Investment
   Securities and Foreign Currency Transactions                      5,953,316               0                            5,953,316
Net Appreciation of Investment Securities and Foreign Currency
   Transactions                                                      4,577,409           7,200                            4,584,609
====================================================================================================================================
NET ASSETS AT VALUE                                               $ 46,090,833    $  6,287,249                        $  52,378,082
====================================================================================================================================
Shares Outstanding                                                   3,478,622         627,517        1,121,262  (b)      5,227,401
NET ASSET VALUE, Offering and Redemption Price per Share          $      13.25    $     10.02                        $        10.02
====================================================================================================================================

(a)  Investment  securities at cost and value at October 31, 1998 include  repurchase  agreements of $9,931,000  and  $6,406,000 for
     International Growth and International Blue Chip Funds, respectively.

(b)  Adjustment to reflect the exchange of shares of common stock outstanding from  International  Growth Fund to International Blue
     Chip Fund.

See Notes to Financial Statements

Pro Forma Summary of Investments by Industry

      % OF INVESTMENT SECURITIES                                                                           VALUE
----------------------------------------                                                 -------------------------------------------
               International                                                                             International
International  Blue Chip     Pro Forma                                          INDUSTRY  International    Blue Chip     Pro Forma
 Growth Fund    Fund         Combined   INDUSTRY                                 CODE       Growth Fund      Fund         Combined
------------------------------------------------------------------------------------------------------------------------------------
   1.75 %                     1.43 %    Air Freight                               AF     $    779,033                   $   779,033
                  0.76 %      0.14      Airlines                                  AR                       $   75,625        75,625
   0.35                       0.28      Auto Parts                                AP          154,080                       154,080
   0.77           1.27        0.87      Automobiles                               AM          345,263         126,041       471,304
  14.69           5.75       13.06      Banks                                     BK        6,547,248         570,360     7,117,608
   1.85           1.48        1.78      Beverages                                 BV          822,367         147,168       969,535
   0.34                       0.28      Building Materials                        BD          149,412                       149,412
   0.42           1.66        0.64      Chemicals                                 CH          185,222         165,016       350,238
   3.78                       3.09      Communications-- Equipment &              CM        1,685,294                     1,685,294
                                          Manufacturing
   3.60                       2.95      Computer Related                          CO        1,605,389                     1,605,389
   0.42                       0.34      Consumer Finance                          CF          185,926                       185,926
   1.55           2.17        1.66      Electric Utilities                        EU          690,549         215,155       905,704
   0.18           1.19        0.36      Electrical Equipment                      EE           78,778         118,450       197,228
   1.67           0.89        1.53      Electronics                               EL          745,623          88,389       834,012
   0.37                       0.30      Electronics-- Semiconductor               ES          164,293                       164,293
   1.10                       0.90      Financial                                 FN          488,503                       488,503
   3.56           2.17        3.31      Foods                                     FD        1,587,662         215,333     1,802,995
   0.96                       0.79      Footwear                                  FT          427,545                       427,545
                  0.75        0.14      Gold & Precious Metals Mining             GP                           74,739        74,739
   7.25           4.42        6.74      Health Care Drugs-- Pharmaceuticals       HD        3,232,216         438,597     3,670,813
                  0.83        0.15      Household Furniture & Appliances          HF                           82,312        82,312
   3.83           1.30        3.37      Insurance                                 IN        1,706,444         129,478     1,835,922
   0.24                       0.19      Investment Bank/Broker Firm               IV          105,724                       105,724
   1.18                       0.96      Lodging-- Hotels                          LH          525,014                       525,014
   1.80                       1.47      Machinery                                 MY          803,780                       803,780
                  0.55        0.10      Manufacturing                             MG              305          54,221        54,526
   0.30           0.58        0.35      Office Equipment & Supplies               OE          132,455          57,750       190,205
   3.79           3.85        3.80      Oil & Gas Related                         OG        1,689,423         381,702     2,071,125
                  0.74        0.13      Photography & Imaging                     PI                           73,286        73,286
   1.49           0.69        1.34      Publishing                                PB          663,322          68,017       731,339
  22.28          64.55       29.98      Repurchase Agreements                     RA        9,931,000       6,406,000    16,337,000
   1.04                       0.85      Restaurants                               RS          464,691                       464,691
   3.99           0.75        3.40      Retail                                    RT        1,779,380          74,105     1,853,485
   5.36                       4.39      Services                                  SV        2,390,129                     2,390,129
   3.51           0.59        2.98      Telecommunications-- Cellular & Wireless  TC        1,565,464          58,080     1,623,544
   2.06                       1.68      Telecommunications-- Long Distance        TL          916,102                       916,102
   4.25           2.21        3.88      Telephone                                 TN        1,895,433         219,938     2,115,371
   0.28           0.85        0.39      Toys                                      TY          126,920          84,613       211,533
====================================================================================================================================
 100.00 %       100.00 %    100.00 %                                                     $44,569,989       $9,924,375   $54,494,364
====================================================================================================================================


See Notes to Financial Statements

PRO FORMA FINANCIAL STATEMENTS
PRO FORMA STATEMENT OF INVESTMENT SECURITIES
October 31, 1998
UNAUDITED


    SHARES OR PRINCIPAL AMOUNT                                                                          VALUE
------------------------------------                                                    -----------------------------------------
              INTERNATIONAL                                                                               INTERNATIONAL
INTERNATIONAL BLUE CHIP   PRO FORMA                                               INDUSTRY  INTERNATIONAL   BLUE CHIP     PRO FORMA
GROWTH FUND     FUND      COMBINED  DESCRIPTION                                   CODE      GROWTH FUND        FUND        COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    COMMON STOCKS   67.99%
                                    ARGENTINA   0.16%
                                    Yacimientos Petroliferos Fiscades SA Sponsored
               3,000        3,000   ADR Representing Class D Shrs                   OG                      $   86,812   $    86,812
====================================================================================================================================
                                    AUSTRALIA   4.13%
   215,000                215,000   Foster's Brewing Group Ltd                      BV    $  525,812                         525,812
    66,000     6,000       72,000   National Australia Bank Ltd                     BK       870,722            79,157       949,879
              10,000       10,000   News Corp Ltd                                   PB                          68,017        68,017
               6,000        6,000   Rio Tinto Ltd                                   GP                          74,739        74,739
   180,000                180,000   Woolworths Ltd                                  FD       630,639                         630,639
====================================================================================================================================
                                                                                                                           2,249,086
                                    CHINA   0.39%
   680,000                680,000   Beijing Datang Power Generation Ltd             EU       210,689                         210,689
====================================================================================================================================
                                    DENMARK   0.23%
                 500          500   Den Danske Bank Group                           BK                          67,899        67,899
                                    Novo-Nordisk A/S Sponsored ADR
               1,000        1,000   Representing 1/2 Class B Shr                    HD                          58,062        58,062
===================================================================================================================================
                                                                                                                             125,961
                                    FRANCE   7.05%
               1,000        1,000   AXA Sponsored ADR Representing 1/2 Shr          IN                          56,875        56,875
     2,500                  2,500   Accor SA                                        LH       525,014                         525,014
     5,250                  5,250   Alcatel Alsthom                                 CM       584,803                         584,803
     3,200                  3,200   Cap Gemini SA                                   CO       480,835                         480,835
               1,000        1,000   Credit Commercial de France                     BK                          70,218        70,218
     3,600                  3,600   Elf Aquitaine SA                                OG       416,556                         416,556
                 500          500   Louis Vuitton Moet Hennessy                     BV                          92,676        92,676
     3,650                  3,650   Pinault-Printemps-Redoute SA                    RT       610,851                         610,851
                 500          500   Societe Generale Series A                       BK                          66,133        66,133
     2,145                  2,145   TOTAL SA Series B Shrs                          OG       247,426                         247,426
     3,030                  3,030   Vivendi                                         SV       691,933                         691,933
===================================================================================================================================
                                                                                                                           3,843,320
                                    GERMANY   5.42%
     3,650                  3,650   Adidas-Salomon AG                               FT       427,545                         427,545
               2,000        2,000   BASF AG                                         CH                          84,410        84,410
               2,000        2,000   Bayer AG                                        CH                          80,606        80,606
     4,450                  4,450   Daimler-Benz AG                                 AM       345,263                         345,263
               1,000        1,000   Deutsche Bank AG                                BK                          64,636        64,636
    16,300                 16,300   Deutsche Telekom AG                             TL       444,062                         444,062
     8,200                  8,200   HypoVereinsbank AG                              BK       651,069                         651,069
    16,300                 16,300   Mannesmann AG                                   MY       803,780                         803,780
               1,000        1,000   RWE AG                                          MG                          54,221        54,221
===================================================================================================================================
                                                                                                                           2,955,592
                                    GREECE   0.46%
    11,111                 11,111   Hellenic Telecommunication Organization SA      TL       252,590                         252,590
===================================================================================================================================
                                    HUNGARY   0.50%
                                    MOL Magyar Olaj-es Gazipari Rt Regulation S
    12,000                 12,000    Sponsored GDR Representing Ord Shrs(b)         OG       271,200                         271,200
===================================================================================================================================
                                    INDIA   0.40%
                                    Videsh Sanchar Nigam Ltd Regulation S GDR
    21,000                 21,000    Representing 1/2 Ord Shr(b)                    TL       219,450                         219,450
===================================================================================================================================
    SHARES OR PRINCIPAL AMOUNT                                                                          VALUE
------------------------------------                                                    -----------------------------------------
              INTERNATIONAL                                                                               INTERNATIONAL
INTERNATIONAL BLUE CHIP   PRO FORMA                                               INDUSTRY  INTERNATIONAL   BLUE CHIP     PRO FORMA
GROWTH FUND     FUND      COMBINED  DESCRIPTION                                   CODE      GROWTH FUND        FUND       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    IRELAND   0.86%
    25,400                 25,400   Bank of Ireland PLC                             BK    $  469,411                      $  469,411
===================================================================================================================================
                                    ISRAEL   0.52%
    22,000                 22,000   Blue Square-Israel Ltd Sponsored ADR
                                       Representing Ord Shrs                        RT       283,250                         283,250
===================================================================================================================================
                                    ITALY   6.03%
    61,000                 61,000   Autogrill SpA                                   RS       464,691                         464,691
              10,000                Ente Nazionale Idrocarburi SpA                  OG                      $   59,515        59,515
    30,000                 30,000   Istituto Mobiliare Italiano SpA(a)              BK       461,468                         461,468
                                    Istituto Mobiliare Italiano SpA Sponsored ADR
               1,500        1,500    Representing 3 Shrs                            BK                          69,563        69,563
   148,200    10,000      158,200   Telecom Italia Mobile SpA                       TC       860,750            58,080       918,830
   106,000                106,000   Telecom Italia SpA Savings Shrs                 TN       534,448                         534,448
               1,000        1,000   Telecom Italia SpA Sponsored ADR
                                      Representing 10 Ord Shrs                      TN                          72,625        72,625
   131,000                131,000   Unicredito Italiano SpA                         BK       703,678                         703,678
===================================================================================================================================
                                                                                                                           3,284,818
                                    JAPAN   5.11%
     8,000                  8,000   Asahi Breweries Ltd                             BV       114,305                         114,305
       850                    850   Bank of Tokyo-Mitsubishi Ltd                    BK         7,885                           7,885
     7,000                  7,000   Bridgestone Corp                                AP       154,080                         154,080
     7,000                  7,000   Canon Inc                                       OE       132,455                         132,455
               3,000        3,000   Canon Inc Sponsored ADR Representing Ord Shrs   OE                          57,750        57,750
               4,000        4,000   Daiichi Pharmaceutical Ltd                      HD                          66,764        66,764
    17,000                 17,000   Fast Retailing Ltd                              RT       196,945                         196,945
               2,000        2,000   Fuji Photo Film                                 PI                          73,286        73,286
    17,000                 17,000   Fujikura Ltd                                    EE        78,778                          78,778
    11,000                 11,000   Fujitsu Ltd                                     CO       117,051                         117,051
               1,000        1,000   Hitachi Ltd Sponsored ADR Representing
                                      10 Shrs                                       EE                          51,000        51,000
               1,000        1,000   Honda Motor Ltd Sponsored ADR Representing
                                      2 ORD Shrs                                    AM                          61,375        61,375
    12,000                 12,000   JUSCO Co Ltd                                    RT       193,598                         193,598
     1,200                  1,200   Keyence Corp                                    EL       120,278                         120,278
               5,000        5,000   Kirin Brewery Ltd                               BV                          54,492        54,492
        50                     50   Kitagawa Industries Ltd                         MG           305                             305
               2,000        2,000   Kyocera Corp                                    EL                          88,389        88,389
               2,000        2,000   Murata Manufacturing Ltd                        EE                          67,450        67,450
     2,300                  2,300   Nichiei Co Ltd                                  CF       185,926                         185,926
     1,500     1,000        2,500   Nintendo Co Ltd                                 TY       126,920            84,613       211,533
    14,000                 14,000   Nomura Securities Ltd                           IV       105,724                         105,724
        46                     46   NTT Data                                        CO       194,611                         194,611
     2,000                  2,000   Rohm Co Ltd                                     EL       176,779                         176,779
     1,700                  1,700   Sony Corp                                       EL       107,955                         107,955
    35,000                 35,000   Toshiba Corp                                    ES       164,293                         164,293
===================================================================================================================================
                                                                                                                           2,783,007
                                    MEXICO   0.71%
    55,000                 55,000   Cemex SA de CV Series B Shrs                    BD       149,412                         149,412
     9,000                  9,000   Panamerican Beverages Class A                   BV       182,250                         182,250
                                    Telefonos de Mexico SA Class L Sponsored ADR
               1,000        1,000    Representing 20 Series L Shrs                  TN                          52,813        52,813
===================================================================================================================================
                                                                                                                             384,475
                                    NETHERLANDS   5.17%
               2,000        2,000   Akzo Nobel NV                                   HD                          77,743        77,743
     6,840                  6,840   Equant NV(a)                                    CO       296,396                         296,396
    13,000     1,500       14,500   ING Groep NV                                    IN       629,223            72,603       701,826
     6,400                  6,400   Koninklijke Philips Electronics NV              EL       340,611                         340,611
                                    Philips Electronics NV New York Registered Shrs
               1,500        1,500    Representing Ord Shrs                          HF                          82,312        82,312
    29,100                 29,100   TNT Post Group NV                               AF       779,033                         779,033
               1,000        1,000   Unilever NV New York Registered Shrs            FD                          75,250        75,250
     2,400                  2,400   Wolters Kluwer NV                               PB       465,171                         465,171
===================================================================================================================================
                                                                                                                           2,818,342
 SHARES OR PRINCIPAL AMOUNT                                                                          VALUE
------------------------------------                                                    -----------------------------------------
              INTERNATIONAL                                                                               INTERNATIONAL
INTERNATIONAL BLUE CHIP   PRO FORMA                                               INDUSTRY  INTERNATIONAL   BLUE CHIP     PRO FORMA
GROWTH FUND      FUND     COMBINED  DESCRIPTION                                   CODE      GROWTH FUND        FUND       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    NEW ZEALAND   0.94%
   125,000                125,000   Telecom Corp of New Zealand Ltd                 CM    $  512,856                     $   512,856
===================================================================================================================================
                                    NORWAY   0.16%
                2,000       2,000   Norsk Hydro A/S Sponsored ADR Representing
                                      Ord Shrs                                      OG                      $   86,875        86,875
===================================================================================================================================
                                    PORTUGAL   0.17%
                2,000       2,000   Portugal Telecom SA Sponsored ADR
                                      Representing ORD Shrs                         TN                          94,500        94,500
===================================================================================================================================
                                    SPAIN   2.89%
    28,600                 28,600   Argentaria Bancaria de Espana SA
                                      Registered Shrs                               BK       621,166                         621,166
    10,000                 10,000   Banco Bilbao Vizcaya SA Registered Shrs         BK       134,637                         134,637
     2,500      1,000       3,500   Banco Popular Espanol SA                        BK       154,124            61,650       215,774
                3,000       3,000   Endesa SA                                       EU                          75,468        75,468
                1,500       1,500   Repsol SA Sponsored ADR Representing Ord Shrs   OG                          75,000        75,000
    10,000                 10,000   Telefonica SA                                   TN       450,680                         450,680
===================================================================================================================================
                                                                                                                           1,572,725
                                    SWEDEN   2.38%
                5,000       5,000   Astra AB Sponsored ADR Representing
                                      Series A Shrs                                 HD                          82,188        82,188
    93,900                 93,900   Nordbanken Holding AB                           BK       562,168                         562,168
    26,100                 26,100   Telefonaktiebolaget LM Ericsson Series B Shrs   CM       587,635                         587,635
                3,000       3,000   Volvo AB Series B                               AM                          64,666        64,666
===================================================================================================================================
                                                                                                                           1,296,657
                                    SWITZERLAND   7.92%
     1,500                  1,500   Adecco SA Bearer Shrs                           SV       598,139                         598,139
       450         35         485   Nestle SA Registered Shrs                       FD       957,023            74,435     1,031,458
       500         50         550   Novartis AG Registered Shrs                     HD       900,901            90,090       990,991
        50                     50   Roche Holdings AG Non-Voting Shrs               HD       583,370                         583,370
       315                    315   Swiss Re Group Registered Shrs                  IN       701,551                         701,551
       810                    810   Swisscom AG Registered Shrs(a)                  TN       274,546                         274,546
       500                    500   UBS AG Registered Shrs                          BK       137,166                         137,166
===================================================================================================================================
                                                                                                                           4,317,221
                                    UNITED KINGDOM   16.39%
                7,000       7,000   Associated British Foods PLC                    FD                          65,648        65,648
    28,000                 28,000   BTP PLC                                         CH       185,222                         185,222
     8,480                  8,480   Barclays PLC                                    BK       182,773                         182,773
                1,000       1,000   British Airways PLC Sponsored ADR Representing
                                      10 Ord Shrs                                   AR                          75,625        75,625
    36,799                 36,799   British Petroleum PLC                           OG       540,471                         540,471
    25,680                 25,680   British Telecommunications PLC                  TN       332,009                         332,009
    23,700                 23,700   CGU PLC                                         IN       375,670                         375,670
    25,440                 25,440   Compass Group PLC                               SV       257,756                         257,756
    11,600                 11,600   EMAP PLC                                        PB       198,151                         198,151
                4,000       4,000   HSBC Holdings PLC                               BK                          91,104        91,104
    33,290                 33,290   Hays PLC                                        SV       490,885                         490,885
    20,080                 20,080   Kingfisher PLC                                  RT       176,379                         176,379
    41,200                 41,200   Legal & General Group PLC                       FN       488,503                         488,503
    84,800                 84,800   Lloyds TSB Group PLC                            BK     1,047,357                       1,047,357
    42,960     10,000      52,960   Marks & Spencer PLC                             RT       318,357            74,105       392,462
                5,000       5,000   PowerGen PLC                                    EU                          70,756        70,756
    34,120                 34,120   Reuters Group PLC                               SV       351,416                         351,416
    28,600                 28,600   Schroders PLC                                   BK       543,624                         543,624
    41,480      7,000      48,480   Scottish Power PLC                              EU       408,463            68,931       477,394
                                    Shell Transport & Trading PLC Sponsored ADR
                2,000       2,000    Representing 5 Ord Shrs                        OG                          73,500        73,500
   108,400                108,400   SmithKline Beecham PLC                          HD     1,356,085                       1,356,085
                                    SmithKline Beecham PLC Sponsored ADR
                1,000       1,000    Representing 5 Ord Shrs                        HD                          63,750        63,750
    52,600                 52,600   Vodafone Group PLC                              TC       704,714                         704,714
    10,200                 10,200   Zeneca Group PLC                                HD       391,860                         391,860
===================================================================================================================================
                                                                                                                           8,933,114
                                    TOTAL COMMON STOCKS
                                    (Cost $29,187,551, $3,511,175 and $32,698,726, respectively)                          37,051,951
===================================================================================================================================
                                    PREFERRED STOCKS   2.03%
                                    BRAZIL   1.08%
                                    Cia Energetica de Minas Gerais Sponsored ADR

 SHARES OR PRINCIPAL AMOUNT                                                                          VALUE
------------------------------------                                                    -----------------------------------------
              INTERNATIONAL                                                                               INTERNATIONAL
INTERNATIONAL BLUE CHIP   PRO FORMA                                               INDUSTRY  INTERNATIONAL   BLUE CHIP     PRO FORMA
GROWTH FUND      FUND     COMBINED  DESCRIPTION                                   CODE      GROWTH FUND       FUND        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

     3,671                  3,671   Representing 1,000 Non-Voting Pfd Shrs          EU    $   71,397                     $    71,397
                                    Petroleo Brasileiro SA Sponsored ADR
    17,000                 17,000   Representing 100 Pfd Shrs                       OG       213,770                         213,770
                                    Telecom Brasileiras SA Sponsored ADR
     4,000                  4,000   Representing 1,000 Pfd Shrs                     TN       303,750                         303,750
===================================================================================================================================
                                                                                                                             588,917
                                    GERMANY   0.95%
     1,060                  1,060   SAP AG, Non-Voting Pfd                          CO       516,496                         516,496
===================================================================================================================================
                                    TOTAL PREFERRED STOCKS
                                    (Cost $877,594, $0 and $877,594, respectively)                                         1,105,413
===================================================================================================================================
                                    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS   29.98%
                                    UNITED STATES   29.98%
                                    Repurchase Agreement with State Street dated
                                      10/30/1998 due 11/2/1998 at 5.350%, repurchased
                                      at $9,935,428 (Collateralized by US Treasury
                                      Bonds due 5/15/2017 at 8.750%, value
                                      $10,107,282)
$9,931,000            $ 9,931,000   (Cost $9,931,000, $0 and $9,931,000,            RA     9,931,000                       9,931,000
                                      respectively)
                                    Repurchase Agreement with State Street dated
                                      10/30/1998 due 11/2/1998 at 5.350%,
                                      repurchased at $6,408,856 (Collateralized
                                      by US Treasury Bonds due 11/15/2015 at
                                      9.875%, value $6,523,381)
           $6,406,000 $ 6,406,000   (Cost $0, $6,406,000 and $6,406,000,                                  $  6,406,000     6,406,000
                                      respectively)
===================================================================================================================================
                                                                                                                          16,337,000
                                    TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
                                    (Cost $39,996,145, $9,917,175 and $49,913,320,
                                      respectively)
                                    (Cost for income tax purposes $40,229,000,
                                      $9,917,175 and $50,146,175, respectively)          $44,569,989        $9,924,375   $54,494,364
===================================================================================================================================

(a) Security is non-income producing.

(b) Security is a restrictied security.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED



NOTE 1 - BASIS OF COMBINATION. International Growth Fund and International Blue Chip Fund (the "Fund") are each a series of INVESCO International Funds, Inc. which is incorporated in Maryland. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pro Forma Statement of Assets and Liabilities, including the Statement of Investments at October 31, 1998, and the related Pro Forma Statements of Operations ("Pro Forma Statements") for the period ended October 31, 1998, reflect the combined operations of International Growth Fund and International Blue Chip Fund. International Blue Chip Fund commenced investment operations on October 28, 1998. Annualized income and expenses for International Blue Chip Fund have been estimated through proforma adjustments to provide more meaningful information regarding combined operations.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of International Growth Fund in exchange for shares in International Blue Chip Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the International Growth Fund for pre-combination periods will be not restated. The Pro Forma Statements do no reflect the expenses of either Fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization and Termination. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statements of Additional Information.

NOTE 2 - SHARES OUTSTANDING. Shareholders of International Growth Fund would become shareholders of International Blue Chip Fund upon receiving shares of International Blue Chip Fund equal to the value of their holdings in International Growth Fund as of the date of the reorganization.

NOTE 3 - PRO FORMA OPERATIONS. The Pro Forma Statement of Operations assumes that the combined gross investment income is equal to the sum of each Fund's actual gross investment income for the period ended October 31, 1998. Operating expenses combine the actual expenses of each Fund with certain expenses adjusted to reflect the changes in expenses resulting from the combination. The Investment Advisory, Distribution Expenses and Administrative Fees have been calculated for the combined Fund based on contractual rates expected to be in effect for the International Blue Chip Fund at the time of reorganization based upon the combined level of average net assets for the period ended October 31, 1998.

                        INVESCO INTERNATIONAL FUNDS, INC.
                     (INVESCO INTERNATIONAL BLUE CHIP FUND)

                                     PART C

                                OTHER INFORMATION



Item 15.    INDEMNIFICATION
            ---------------

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16.    EXHIBITS
            --------

       (1)  Articles of Incorporation.(2)
            (a) Articles  Supplementary  to the Fund's Articles of Incorporation
                dated November 11, 1997.(4)
            (b) Articles   Supplementary  to  Articles  of  Incorporation  dated
                December 4, 1998.(6)
       (2)  By-Laws, as of July 21, 1993.(3)
       (3)  Voting trust agreement - none.
       (4) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix A to the Prospectus/Proxy Statement.
       (5)  Provisions  of  instruments   defining  the  rights  of  holders  of
            securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.
       (6)  (i) Investment  Advisory  Agreement  dated  February 28, 1997.(2)
                (a) Amendment to Advisory Agreement dated January 30, 1998.(4)
                (b) Amendment to Advisory Agreement dated September 18, 1998.(6)
            (ii)(a) Sub-advisory  Agreement  dated  February  28,  1998  between
                    INVESCO  Funds  Group,  Inc.  and INVESCO  Asset  Management
                    Limited with respect to European, Pacific Basin and International Growth Funds.(2)
                (b) Sub-advisory   Agreement  dated  January  30,  1998  between
                    INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Fund.(4)

                (c) Sub-advisory  Agreement  dated  September  18, 1998  between
                    INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)
       (7)      (a) General Distribution Agreement dated February 28, 1997.(2)
                (b) Distribution   Agreement  between   Registrant  and  INVESCO
                    Distributors, Inc. dated September 30, 1997.(3)
       (8) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(5)
       (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)
            (a) Amendment to Custody Agreement dated October 25, 1995.(1)
            (b) Data Access Service Addendum.(3)
            (c) Additional Fund Letter dated November 13, 1994.(4)
            (d) Additional Fund Letter dated July 23, 1998.(6)
       (10) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)
       (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered (filed herewith).
       (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Blue Chip Fund (to be filed).
           (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Growth Fund (to be filed).
       (13)(a)  Transfer Agency Agreement dated February 28, 1997.(2)
           (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
       (14) Consent of PricewaterhouseCoopers LLP (filed herewith).
       (15) Financial statements omitted from part B - none.
       (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995 and November 17, 1997.
       (17) Additional Exhibits.
            (a) Form of Proxy Card (filed herewith).

----------------

1 Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, filed December 22, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, filed February 25, 1997.
3 Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, filed November 17, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, filed February 26, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, filed July 10, 1998.

6     Incorporated  by reference  from  Post-Effective  Amendment No. 8 to the registration statement, filed December 30, 1998.



Item 17.    UNDERTAKINGS
            ------------

       (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant, in the City of Denver and the State of Colorado, on this 25th day of January 1999.


Attest:                             INVESCO International Funds, Inc.


/s/ GLEN A. PAYNE             By:   /s/  MARK H. WILLIAMSON
--------------------------       ------------------------------------
Glen A. Payne                       Mark H. Williamson
Secretary                           President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                     TITLE                  DATE
---------                                     -----                  ----

  /S/ MARK H. WILLIAMSON            President, Director and    January 25, 1999
------------------------
Mark H. Williamson                  Chief Executive Officer

  /S/ RONALD L. GROOMS              Treasurer and              January 25, 1999
----------------------              Chief Financial and
Ronald L. Grooms.                   Accounting Officer
*                                   Director                   January 25, 1999
----------------------
Victor L. Andrews

*                                   Director                   January 25, 1999
----------------------
Bob R. Baker

*                                   Director                   January 25, 1999
----------------------
Charles W. Brady

*                                   Director                   January 25, 1999
----------------------
Wendy L. Gramm

*                                   Director                   January 25, 1999
----------------------
Lawrence H. Budner

*                                   Director                   January 25, 1999
----------------------
Fred A. Deering

*                                   Director                   January 25, 1999
----------------------
Larry Soll

*                                   Director                   January 25, 1999
----------------------
Kenneth T. King

*                                   Director                   January 25, 1999
----------------------
John W. McIntyre

By  *                                                          January 25, 1999
    ------------------
     Edward F. O'Keefe
     Attorney in Fact

By  *  /s/ GLEN A. PAYNE                                       January 25, 1999
     -------------------
     Glen A. Payne
     Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, Februsary 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997, respectively.

                                  EXHIBIT INDEX


       (1)  Articles of Incorporation.(2)
            (a) Articles  Supplementary  to the Fund's Articles of Incorporation
                dated November 11, 1997.(4)
            (b) Articles   Supplementary  to  Articles  of  Incorporation  dated
                December 4, 1998.(6)
       (2)  By-Laws, as of July 21, 1993.(3)
       (3)  Voting trust agreement - none.
       (4) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix A to the Prospectus/Proxy Statement.
       (5)  Provisions  of  instruments   defining  the  rights  of  holders  of
            securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.
       (6)  (i) Investment  Advisory  Agreement  dated  February 28, 1997.(2)
                (a) Amendment to Advisory Agreement dated January 30, 1998.(4)
                (b) Amendment to Advisory Agreement dated September 18, 1998.(6)
            (ii)(a) Sub-advisory  Agreement  dated  February  28,  1998  between
                    INVESCO  Funds  Group,  Inc.  and INVESCO  Asset  Management
                    Limited with respect to European, Pacific Basin and International Funds.(2)
                (b) Sub-advisory   Agreement  dated  January  30,  1998  between
                    INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Fund.(4)
                (c) Sub-advisory  Agreement  dated  September  18, 1998  between
                    INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)
       (7)      (a) General Distribution Agreement dated February 28, 1997.(2)
                (b) Distribution   Agreement  between   Registrant  and  INVESCO
                    Distributors, Inc. dated September 30, 1997.(3)
       (8) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(5)
       (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)
            (a) Amendment to Custody Agreement dated October 25, 1995.(1)
            (b) Data Access Service Addendum.(3)
            (c) Additional Fund Letter dated November 13, 1994.(4)
            (d) Additional Fund Letter dated July 23, 1998.(6)
       (10) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)
       (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered (filed herewith).
       (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Blue Chip Fund (to be filed).
           (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Growth Fund (to be filed).
       (13)(a)  Transfer Agency Agreement dated February 28, 1997.(2)
           (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
       (14) Consent of PricewaterhouseCoopers LLP (filed herewith).
       (15) Financial statements omitted from part B - none.
       (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995 and November 17, 1997.
       (17) Additional Exhibits.
            (a) Form of Proxy Card (filed herewith).

----------------

1 Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, filed December 22, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, filed February 25, 1997.
3 Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, filed November 17, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, filed February 26, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, filed July 10, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, filed December 30, 1998.